UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS—December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-93.8%
Aerospace/Defense-3.1%

Boeing Co.	6,800	$290,156
Lockheed Martin Corp.	4,050	340,524
Raytheon Co.	9,800	500,192

		1,130,872

Aerospace/Defense-Equipment-1.4%

United Technologies Corp.	9,100	487,760

Agricultural Chemicals-2.0%

Monsanto Co.	10,193	717,078

Applications Software-2.0%

Microsoft Corp.	37,700	732,888

Banks-Fiduciary-1.8%

State Street Corp.	4,800	188,784
The Bank of New York Mellon Corp.	15,649	443,336

		632,120

Beverages-Non-alcoholic-4.3%

PepsiCo, Inc.	28,000	1,533,560

Commercial Services-Finance-1.5%

Visa, Inc., Class A	10,450	548,103

Computers-5.6%

Apple, Inc.†	8,250	704,137
Hewlett-Packard Co.	17,900	649,591
International Business Machines Corp.	5,400	454,464
Research In Motion, Ltd.†	5,450	221,161

		2,029,353

Cosmetics & Toiletries-2.1%

Procter & Gamble Co.	12,000	741,840

Data Processing/Management-1.2%

Fiserv, Inc.†	11,800	429,166

Diversified Banking Institutions-1.9%

Bank of America Corp.	12,300	173,184
JPMorgan Chase & Co.	9,800	308,994
The Goldman Sachs Group, Inc.	2,500	210,975

		693,153

Diversified Manufacturing Operations-2.1%

Danaher Corp.	7,000	396,270
Dover Corp.	11,300	371,996

		768,266

E-Commerce/Services-0.5%

eBay, Inc.†	13,000	181,480

Electric Products-Misc.-1.9%

AMETEK, Inc.	12,404	374,725
Emerson Electric Co.	8,900	325,829

		700,554

Electronic Components-Semiconductors-3.6%

Broadcom Corp., Class A†	10,800	183,276
Intel Corp.	51,404	753,583
MEMC Electronic Materials, Inc.†	12,501	178,514
Texas Instruments, Inc.	12,100	187,792

		1,303,165

Electronic Forms-0.7%

Adobe Systems, Inc.†	11,800	251,222

Electronic Measurement Instruments-0.4%

Agilent Technologies, Inc.†	9,200	143,796

Electronics-Military-1.1%

L-3 Communications Holdings, Inc.	5,200	383,656

Enterprise Software/Service-1.5%

Oracle Corp.†	30,300	537,219

Entertainment Software-0.5%

Electronic Arts, Inc.†	10,600	170,024

Finance-Investment Banker/Broker-1.2%

The Charles Schwab Corp.	26,900	434,973

Finance-Other Services-0.5%

CME Group, Inc.	900	187,299

Instruments-Scientific-2.5%

Thermo Fisher Scientific, Inc.†	26,200	892,634

Internet Security-0.6%

McAfee, Inc.†	6,300	217,791

Investment Management/Advisor Services-1.1%

Invesco, Ltd.	28,500	411,540

Medical Instruments-1.4%

Medtronic, Inc.	16,600	521,572

Medical Labs & Testing Services-1.0%

Laboratory Corp. of America Holdings†	5,800	373,578

Medical Products-3.0%

Johnson & Johnson	12,000	717,960
Zimmer Holdings, Inc.†	8,850	357,717

		1,075,677

Medical-Biomedical/Gene-8.0%

Amgen, Inc.†	3,300	190,575
Celgene Corp.†	8,300	458,824
Genentech, Inc.†	7,800	646,698
Genzyme Corp.†	9,500	630,515
Gilead Sciences, Inc.†	18,900	966,546

		2,893,158

Medical-Drugs-1.3%

Abbott Laboratories	9,000	480,330

Medical-Generic Drugs-1.4%

Mylan, Inc.†	35,300	349,117
Teva Pharmaceutical Industries, Ltd. ADR	4,014	170,879

		519,996

Medical-HMO-1.4%

UnitedHealth Group, Inc.	19,200	510,720

Medical-Wholesale Drug Distribution-0.5%

Cardinal Health, Inc.	5,500	189,585

Metal-Diversified-0.4%

Freeport-McMoRan Copper & Gold, Inc.	6,371	155,707

Multimedia-1.3%

News Corp., Class A	20,879	189,790
Time Warner, Inc.	26,000	261,560

		451,350

Networking Products-2.0%

Cisco Systems, Inc.†	45,100	735,130

Oil & Gas Drilling-0.7%

Transocean, Ltd.†	5,492	259,497

Oil Companies-Exploration & Production-2.8%

Apache Corp.	2,700	201,231
Devon Energy Corp.	2,500	164,275
Ultra Petroleum Corp.†	4,300	148,393
XTO Energy, Inc.	14,400	507,888

		1,021,787

Oil Companies-Integrated-2.5%

Exxon Mobil Corp.	11,200	894,096

Oil-Field Services-1.0%

Schlumberger, Ltd.	8,500	359,805

Retail-Apparel/Shoe-0.6%

American Eagle Outfitters, Inc.	22,500	210,600

Retail-Consumer Electronics-0.7%

Best Buy Co., Inc.	8,400	236,124

Retail-Discount-2.2%

Target Corp.	5,600	193,368
Wal-Mart Stores, Inc.	10,900	611,054

		804,422

Retail-Drug Store-3.2%

CVS Caremark Corp.	39,802	1,143,909

Retail-Office Supplies-1.3%

Staples, Inc.	25,900	464,128

Retail-Regional Department Stores-0.6%

Kohl’s Corp.†	5,600	202,720

Retail-Restaurants-1.2%

McDonald’s Corp.	6,700	416,673

Telecom Equipment-Fiber Optics-0.7%

Corning, Inc.	28,100	267,793

Telephone-Integrated-1.4%

AT&T, Inc.	17,900	510,150

Transport-Rail-1.0%

Union Pacific Corp.	7,800	372,840

Web Portals/ISP-3.7%

Google, Inc., Class A†	4,350	1,338,278

Wireless Equipment-2.5%

QUALCOMM, Inc.	24,850	890,376

X-Ray Equipment-0.9%

Hologic, Inc.†	25,200	329,364

Total Long-Term Investment Securities (cost $43,934,180)		33,888,877

SHORT-TERM INVESTMENT SECURITIES-6.4%
Time Deposit-6.4%

Euro Time Deposit with Street Bank & Trust Co. 0.01% due 01/02/09 (1) (cost $2,291,000)	$2,291,000	2,291,000

TOTAL INVESTMENTS (cost $46,225,180) (2)	100.2%	36,179,877
Liabilities in excess of other assets	(0.2)	(67,021)

NET ASSETS	100.0%	$36,112,856

†	Non-income producing security
(1)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 0.53%.
(2)	See Note 3 for cost of investments on a tax basis

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-79.5%
Apparel Manufacturers-0.7%

Hanesbrands, Inc.†	9,700	$123,675
Volcom, Inc.†	5,268	57,421

		181,096

Beverages-Wine/Spirits-0.9%

Central European Distribution Corp.†	11,000	216,700

Collectibles-0.1%

RC2 Corp.†	2,592	27,657

Commercial Services-6.7%

Iron Mountain, Inc.†	47,468	1,173,884
Ticketmaster Entertainment, Inc.†	76,299	489,839

		1,663,723

Commercial Services-Finance-11.3%

Dollar Financial Corp.†	9,400	96,820
Equifax, Inc.	10,500	278,460
Euronet Worldwide, Inc.†	48,941	568,205
Global Payments, Inc.	16,300	534,477
Heartland Payment Systems, Inc.	5,200	91,000
Lender Processing Services, Inc.	10,000	294,500
The Western Union Co.	28,900	414,426
TNS, Inc.†	55,300	519,267

		2,797,155

Computer Aided Design-0.3%

Aspen Technology, Inc.†	11,600	86,072

Computers-1.0%

Research In Motion, Ltd.†	5,900	239,422

Cosmetics & Toiletries-1.7%

Bare Escentuals, Inc.†	81,600	426,768

Data Processing/Management-4.3%

Fidelity National Information Services, Inc.	9,400	152,938
Fiserv, Inc.†	25,500	927,435

		1,080,373

Diagnostic Kits-1.3%

Inverness Medical Innovations, Inc.†	16,500	312,015

Distribution/Wholesale-1.7%

MWI Veterinary Supply, Inc.†	15,900	428,664

Electronic Components-Semiconductors-3.8%

Intersil Corp., Class A	34,127	313,627
Macrovision Solutions Corp.†	29,721	375,971
Microsemi Corp.†	20,000	252,800

		942,398

Electronic Measurement Instruments-1.4%

Analogic Corp.	13,000	354,640

Enterprise Software/Service-0.8%

Lawson Software, Inc.†	39,800	188,652

Entertainment Software-1.8%

Electronic Arts, Inc.†	27,600	442,704

Finance-Investment Banker/Broker-0.8%

TD Ameritrade Holding Corp.†	14,400	205,200

Food-Confectionery-1.6%

The J.M. Smucker Co.	9,000	390,240

Food-Misc.-0.5%

Chiquita Brands International, Inc.†	7,600	112,328

Footwear & Related Apparel-0.6%

Skechers USA, Inc., Class A†	10,900	139,738

Hospital Beds/Equipment-2.0%

Kinetic Concepts, Inc.†	26,100	500,598

Investment Management/Advisor Services-1.0%

Invesco, Ltd.	16,400	236,816

Linen Supply & Related Items-1.2%

Cintas Corp.	13,200	306,636

Medical Information Systems-1.0%

IMS Health, Inc.	16,500	250,140

Medical Labs & Testing Services-2.1%

Covance, Inc.†	11,300	520,139

Medical-Biomedical/Gene-3.1%

Charles River Laboratories International, Inc.†	9,500	248,900
Life Technologies Corp.†	22,900	533,799

		782,699

Medical-Hospitals-1.6%

Universal Health Services, Inc., Class B	10,500	394,485

Medical-Nursing Homes-1.2%

Sun Healthcare Group, Inc.†	33,500	296,475

Medical-Outpatient/Home Medical-4.4%

Air Methods Corp.†	53,033	847,998
Lincare Holdings, Inc.†	9,100	245,063

		1,093,061

Oil Companies-Exploration & Production-5.5%

Pioneer Natural Resources Co.	37,400	605,132
SandRidge Energy, Inc.†	31,700	194,955
Ultra Petroleum Corp.†	12,300	424,473
Whiting Petroleum Corp.†	4,100	137,186

		1,361,746

Physical Therapy/Rehabilitation Centers-1.6%

Psychiatric Solutions, Inc.†	14,700	409,395

Physicians Practice Management-1.9%

MEDNAX, Inc.	14,600	462,820

Private Corrections-1.4%

Corrections Corp. of America†	12,100	197,956
Geo Group, Inc.†	9,000	162,270

		360,226

Retail-Apparel/Shoe-3.2%

Lululemon Athletica, Inc.†	28,300	224,419
The Children’s Place Retail Stores, Inc.†	10,700	231,976
Urban Outfitters, Inc.†	23,100	346,038

		802,433

Telecom Services-2.6%

Amdocs, Ltd.†	34,900	638,321

Telecommunication Equipment-2.0%

ADC Telecommunications, Inc.†	90,800	496,676

Veterinary Diagnostics-2.4%

VCA Antech, Inc.†	29,700	590,436

Total Long-Term Investment Securities (cost $19,519,274)		19,738,647

SHORT-TERM INVESTMENT SECURITIES-19.7%
Time Deposit-19.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09 (1) (cost $4,897,000)	$4,897,000	4,897,000

REPURCHASE AGREEMENT-1.1%

UBS Securities, LLC Joint Repurchase Agreement (2) (cost $281,000)	281,000	281,000

TOTAL INVESTMENTS (cost $24,697,274) (3)	100.3%	24,916,647
Liabilities in excess of other assets	(0.3)	(88,157)

NET ASSETS	100.0%	$24,828,490

†	Non-income producing security
(1)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 1.13%.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 3 for cost of investment on a tax basis.

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS—December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-92.0%
Aerospace/Defense-1.2%

Aerovironment, Inc.†	11,500	$423,315

Aerospace/Defense-Equipment-2.5%

Argon ST, Inc.†	18,500	348,910
Goodrich Corp.	14,000	518,280

		867,190

Apparel Manufacturers-1.5%

Coach, Inc.†	25,300	525,481

Applications Software-2.3%

Citrix Systems, Inc.†	14,900	351,193
Intuit, Inc.†	17,900	425,841

		777,034

Banks-Fiduciary-1.0%

Northern Trust Corp.	6,600	344,124

Casino Services-2.1%

Scientific Games Corp., Class A†	41,200	722,648

Chemicals-Diversified-2.5%

E.I. du Pont de Nemours & Co.	20,100	508,530
Olin Corp.	20,000	361,600

		870,130

Commercial Services-Finance-1.5%

Paychex, Inc.	19,800	520,344

Containers-Paper/Plastic-1.5%

Pactiv Corp.†	21,000	522,480

Data Processing/Management-1.1%

Fiserv, Inc.†	10,200	370,974

Diversified Financial Services-1.0%

IntercontinentalExchange, Inc.†	4,300	354,492

Diversified Manufacturing Operations-3.0%

ITT Corp.	11,100	510,489
Parker Hannifin Corp.	12,100	514,734

		1,025,223

Electric-Generation-0.8%

The AES Corp.†	32,200	265,328

Electric-Integrated-2.9%

FPL Group, Inc.	8,200	412,706
PG&E Corp.	14,900	576,779

		989,485

Electronic Components-Semiconductors-2.1%

Intersil Corp., Class A	40,800	374,952
Monolithic Power Systems, Inc.†	28,765	362,726

		737,678

Electronic Measurement Instruments-1.0%

Agilent Technologies, Inc.†	22,300	348,549

Engines-Internal Combustion-1.6%

Cummins, Inc.	20,100	537,273

Enterprise Software/Service-1.6%

ManTech International Corp., Class A†	10,100	547,319

Entertainment Software-1.0%

Electronic Arts, Inc.†	21,000	336,840

Finance-Investment Banker/Broker-1.8%

TD Ameritrade Holding Corp.†	42,900	611,325

Food-Canned-1.6%

Treehouse Foods, Inc.†	20,000	544,800

Food-Misc.-4.0%

Cal-Maine Foods, Inc.	32,851	942,824
Ralcorp Holdings, Inc.†	7,300	426,320

		1,369,144

Footwear & Related Apparel-1.3%

Deckers Outdoor Corp.†	5,600	447,272

Hazardous Waste Disposal-2.0%

Stericycle, Inc.†	13,300	692,664

Industrial Audio & Video Products-1.1%

Dolby Laboratories, Inc., Class A†	11,200	366,912

Industrial Gases-1.5%

Air Products & Chemicals, Inc.	10,300	517,781

Instruments-Scientific-1.0%

FEI Co.†	18,400	347,024

Insurance-Multi-line-1.4%

MetLife, Inc.	14,200	495,012

Internet Security-1.5%

McAfee, Inc.†	15,100	522,007

Investment Management/Advisor Services-1.1%

T. Rowe Price Group, Inc.	10,200	361,488

Machinery-Construction & Mining-2.1%

Bucyrus International, Inc.	19,700	364,844
Joy Global, Inc.	15,000	343,350

		708,194

Medical Instruments-1.5%

Beckman Coulter, Inc.	11,700	514,098

Medical Labs & Testing Services-2.0%

Laboratory Corp. of America Holdings†	5,300	341,373
Quest Diagnostics, Inc.	6,600	342,606

		683,979

Medical Products-1.0%

Stryker Corp.	8,600	343,570

Medical-Biomedical/Gene-1.4%

Genzyme Corp.†	7,500	497,775

Medical-Drugs-1.1%

Cephalon, Inc.†	4,800	369,792

Medical-Generic Drugs-2.7%

Mylan, Inc.†	46,000	454,940
Perrigo Co.	15,000	484,650

		939,590

Metal Processors & Fabrication-1.3%

Precision Castparts Corp.	7,300	434,204

Networking Products-1.0%

Juniper Networks, Inc.†	20,600	360,706

Oil & Gas Drilling-1.6%

Transocean, Ltd.†	11,500	543,375

Oil Companies-Exploration & Production-3.4%

Range Resources Corp.	19,000	653,410
Southwestern Energy Co.†	17,600	509,872

		1,163,282

Oil Companies-Integrated-1.0%

Murphy Oil Corp.	8,000	354,800

Precious Metals-1.5%

Pan American Silver Corp.†	30,000	512,100

Retail-Apparel/Shoe-4.5%

Aeropostale, Inc.†	26,300	423,430
American Eagle Outfitters, Inc.	46,000	430,560
The Children’s Place Retail Stores, Inc.†	31,700	687,256

		1,541,246

Retail-Restaurants-3.1%

Burger King Holdings, Inc.	22,700	542,076
Yum! Brands, Inc.	16,400	516,600

		1,058,676

Schools-1.5%

Apollo Group, Inc., Class A†	6,500	498,030

Semiconductor Components-Integrated Circuits-1.0%

Marvell Technology Group, Ltd.†	50,400	336,168

Semiconductor Equipment-2.4%

ASML Holding NV	18,700	337,909
Varian Semiconductor Equipment Associates, Inc.†	26,484	479,890

		817,799

Soap & Cleaning Preparation-1.3%

Church & Dwight Co., Inc.	7,700	432,124

Steel-Producers-0.9%

Steel Dynamics, Inc.	27,700	309,686

Telecom Services-1.0%

Amdocs, Ltd.†	18,900	345,681

Telecommunication Equipment-1.3%

Harris Corp.	11,400	433,770

Telephone-Integrated-1.1%

Windstream Corp.	40,900	376,280

Therapeutics-1.8%

BioMarin Pharmaceuticals, Inc.†	34,200	608,760

Total Long-Term Investment Securities (cost $30,551,286)		31,545,021

SHORT-TERM INVESTMENT SECURITIES-14.2%
Time Deposit-14.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09 (1) (cost $4,865,000)	$4,865,000	4,865,000

TOTAL INVESTMENTS (cost $35,416,286) (2)	106.2%	36,410,021
Liabilities in excess of other assets	(6.2)	(2,120,470)

NET ASSETS	100.0%	$34,289,551

†	Non-income producing security
(1)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 1.12%.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS—December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-98.4%
Aerospace/Defense-1.5%

General Dynamics Corp.	13,600	$783,224

Aerospace/Defense-Equipment-3.9%

Goodrich Corp.	34,587	1,280,411
United Technologies Corp.	14,200	761,120

		2,041,531

Applications Software-1.8%

Microsoft Corp.	47,900	931,176

Banks-Fiduciary-2.1%

State Street Corp.	28,000	1,101,240

Banks-Super Regional-2.2%

US Bancorp	22,900	572,729
Wells Fargo & Co.	20,000	589,600

		1,162,329

Beverages-Non-alcoholic-3.3%

PepsiCo, Inc.	17,700	969,429
The Coca-Cola Co.	17,100	774,117

		1,743,546

Chemicals-Diversified-0.8%

E.I. du Pont de Nemours & Co.	17,400	440,220

Computers-2.8%

Hewlett-Packard Co.	17,200	624,188
International Business Machines Corp.	10,000	841,600

		1,465,788

Cosmetics & Toiletries-2.2%

Procter & Gamble Co.	18,400	1,137,488

Diversified Banking Institutions-4.7%

Bank of America Corp.	58,200	819,456
Citigroup, Inc.	90,000	603,900
JPMorgan Chase & Co.	33,500	1,056,255

		2,479,611

Diversified Manufacturing Operations-3.6%

General Electric Co.	60,500	980,100
Honeywell International, Inc.	28,500	935,655

		1,915,755

Electric-Integrated-4.8%

FPL Group, Inc.	18,600	936,138
PG&E Corp.	20,100	778,071
Xcel Energy, Inc.	43,500	806,925

		2,521,134

Electronic Components-Semiconductors-1.4%

Intel Corp.	51,000	747,660

Enterprise Software/Service-1.4%

Oracle Corp.†	41,900	742,887

Food-Misc.-4.4%

H.J. Heinz Co.	32,000	1,203,200
Kraft Foods, Inc., Class A	42,000	1,127,700

		2,330,900

Industrial Gases-1.0%

Air Products & Chemicals, Inc.	10,000	502,700

Insurance-Multi-line-1.8%

MetLife, Inc.	26,700	930,762

Insurance-Property/Casualty-1.5%

Chubb Corp.	16,000	816,000

Investment Management/Advisor Services-2.3%

Invesco, Ltd.	85,300	1,231,732

Medical Products-3.4%

Johnson & Johnson	16,100	963,263
Zimmer Holdings, Inc.†	20,000	808,400

		1,771,663

Medical-Drugs-10.7%

Abbott Laboratories	19,500	1,040,715
Bristol-Myers Squibb Co.	35,000	813,750
Eli Lilly & Co.	22,600	910,102
Merck & Co., Inc.	33,200	1,009,280
Pfizer, Inc.	62,050	1,098,905
Wyeth	20,600	772,706

		5,645,458

Medical-HMO-1.8%

UnitedHealth Group, Inc.	36,000	957,600

Multimedia-4.7%

The Walt Disney Co.	51,300	1,163,997
Time Warner, Inc.	132,700	1,334,962

		2,498,959

Networking Products-1.9%

Cisco Systems, Inc.†	62,500	1,018,750

Non-Hazardous Waste Disposal-1.5%

Waste Management, Inc.	24,000	795,360

Oil Companies-Integrated-14.1%

Chevron Corp.	21,800	1,612,546
ConocoPhillips	29,800	1,543,640
Exxon Mobil Corp.	27,000	2,155,410
Marathon Oil Corp.	77,800	2,128,608

		7,440,204

Retail-Drug Store-2.1%

CVS Caremark Corp.	38,600	1,109,364

Telecommunication Equipment-2.4%

Harris Corp.	33,680	1,281,524

Telephone-Integrated-5.4%

AT&T, Inc.	58,000	1,653,000
Verizon Communications, Inc.	35,400	1,200,060

		2,853,060

Web Portals/ISP-1.5%

Google, Inc., Class A†	2,600	799,890

Wireless Equipment-1.4%

QUALCOMM, Inc.	20,500	734,515

Total Long-Term Investment Securities (cost $61,511,004)		51,932,030

SHORT-TERM INVESTMENT SECURITIES-5.8%
Time Deposit-5.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09 (1) (cost $3,054,000)	$3,054,000	3,054,000

TOTAL INVESTMENTS (cost $64,565,004) (2)	104.2%	54,986,030
Liabilities in excess of other assets	(4.2)	(2,206,404)

NET ASSETS	100.0%	$52,779,626

†	Non-income producing security
(1)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 0.70%.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 57.1%
Aerospace/Defense — 1.3%
Boeing Co.	5,000	$213,350
General Dynamics Corp.	6,200	357,058
Lockheed Martin Corp.	3,000	252,240
Raytheon Co.	7,200	367,488

		1,190,136

Aerospace/Defense-Equipment — 1.6%
Goodrich Corp.	17,276	639,558
United Technologies Corp.	14,700	787,920

		1,427,478

Agricultural Chemicals — 0.6%
Monsanto Co.	7,487	526,710

Applications Software — 1.0%
Microsoft Corp.	45,278	880,204

Banks-Fiduciary — 1.1%
State Street Corp.	17,400	684,342
The Bank of New York Mellon Corp.	11,547	327,127

		1,011,469

Banks-Super Regional — 1.2%
US Bancorp	18,700	467,687
Wells Fargo & Co.	20,400	601,392

		1,069,079

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	20,600	1,128,262
The Coca-Cola Co.	8,500	384,795

		1,513,057

Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	10,000	253,000

Commercial Services-Finance — 0.5%
Visa, Inc., Class A	7,650	401,243

Computers — 1.7%
Apple, Inc.†	6,000	512,100
Hewlett-Packard Co.	13,200	479,028
International Business Machines Corp.	4,000	336,640
Research In Motion, Ltd.†	4,000	162,320

		1,490,088

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	16,800	1,038,576

Data Processing/Management — 0.4%
Fiserv, Inc.†	8,700	316,419

Diversified Banking Institutions — 2.2%
Bank of America Corp.	48,988	689,751
Citigroup, Inc.	50,088	336,091
JPMorgan Chase & Co.	25,800	813,474
The Goldman Sachs Group, Inc.	1,800	151,902

		1,991,218

Diversified Manufacturing Operations — 2.0%
Danaher Corp.	5,100	288,711
Dover Corp.	8,290	272,907
General Electric Co.	45,568	738,201
Honeywell International, Inc.	14,200	466,186

		1,766,005

E-Commerce/Services — 0.1%
eBay, Inc.†	9,500	132,620

Electric Products-Misc. — 0.6%
AMETEK, Inc.	9,134	275,938
Emerson Electric Co.	6,600	241,626

		517,564

Electric-Integrated — 1.9%
FPL Group, Inc.	12,700	639,191
PG&E Corp.	13,700	530,327
Xcel Energy, Inc.	30,100	558,355

		1,727,873

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A†	7,900	134,063
Intel Corp.	37,900	555,614
MEMC Electronic Materials, Inc.†	9,193	131,276
Texas Instruments, Inc.	8,900	138,128

		959,081

Electronic Forms — 0.2%
Adobe Systems, Inc.†	8,700	185,223

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	6,800	106,284

Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	3,900	287,742

Enterprise Software/Service — 0.4%
Oracle Corp.†	22,300	395,379

Entertainment Software — 0.1%
Electronic Arts, Inc.†	7,800	125,112

Finance-Investment Banker/Broker — 0.4%
The Charles Schwab Corp.	19,800	320,166

Finance-Other Services — 0.2%
CME Group, Inc.	675	140,474

Food-Misc. — 1.3%
H.J. Heinz Co.	16,000	601,600
Kraft Foods, Inc., Class A	20,000	537,000

		1,138,600

Independent Power Producers — 0.0%
Mirant Corp.†	186	3,510

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	5,000	251,350

Instruments-Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	19,300	657,551

Insurance-Multi-line — 1.3%
Allstate Corp.	20,000	655,200
MetLife, Inc.	13,700	477,582

		1,132,782

Insurance-Property/Casualty — 0.5%
Chubb Corp.	8,300	423,300

Internet Security — 0.2%
McAfee, Inc.†	4,600	159,022

Investment Management/Advisor Services — 1.1%
Invesco, Ltd.	67,900	980,476

Medical Instruments — 0.4%
Medtronic, Inc.	12,200	383,324

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	4,300	276,963

Medical Products — 1.7%
Johnson & Johnson	21,000	1,256,430
Zimmer Holdings, Inc.†	6,550	264,751

		1,521,181

Medical-Biomedical/Gene — 2.4%
Amgen, Inc.†	2,500	144,375
Celgene Corp.†	6,100	337,208
Genentech, Inc.†	5,800	480,878
Genzyme Corp.†	7,000	464,590
Gilead Sciences, Inc.†	13,900	710,846

		2,137,897

Medical-Drugs — 3.6%
Abbott Laboratories	15,800	843,246
Bristol-Myers Squibb Co.	15,000	348,750
Eli Lilly & Co.	11,800	475,186
Merck & Co., Inc.	15,800	480,320
Pfizer, Inc.	41,714	738,755
Wyeth	9,200	345,092

		3,231,349

Medical-Generic Drugs — 0.4%
Mylan, Inc.†	26,000	257,140
Teva Pharmaceutical Industries, Ltd. ADR	2,948	125,490

		382,630

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	32,200	856,520

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	4,000	137,880

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	4,691	114,648

Multimedia — 1.8%
News Corp., Class A	15,414	140,113
The Walt Disney Co.	25,400	576,326
Time Warner, Inc.	86,000	865,160

		1,581,599

Networking Products — 1.0%
Cisco Systems, Inc.†	53,200	867,160

Oil & Gas Drilling — 0.2%
Transocean, Ltd.†	3,983	188,197

Oil Companies-Exploration & Production — 1.4%
Apache Corp.	9,050	674,496
Devon Energy Corp.	1,850	121,564
Ultra Petroleum Corp.†	3,200	110,432
XTO Energy, Inc.	10,600	373,862

		1,280,354

Oil Companies-Integrated — 5.2%
Chevron Corp.	13,328	985,872
ConocoPhillips	17,300	896,140
Exxon Mobil Corp.	21,300	1,700,379
Marathon Oil Corp.	38,400	1,050,624

		4,633,015

Oil-Field Services — 0.3%
Schlumberger, Ltd.	6,200	262,446

Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	16,500	154,440

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	6,200	174,282

Retail-Discount — 0.7%
Target Corp.	4,100	141,573
Wal-Mart Stores, Inc.	8,000	448,480

		590,053

Retail-Drug Store — 1.6%
CVS Caremark Corp.	48,361	1,389,895

Retail-Office Supplies — 0.4%
Staples, Inc.	19,100	342,272

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	4,100	148,420

Retail-Restaurants — 0.3%
McDonald’s Corp.	5,000	310,950

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	20,700	197,271

Telecommunication Equipment — 0.7%
Harris Corp.	16,640	633,152

Telephone-Integrated — 2.6%
AT&T, Inc.	51,335	1,463,047
Verizon Communications, Inc.	26,100	884,790

		2,347,837

Transport-Rail — 0.3%
Union Pacific Corp.	5,800	277,240

Web Portals/ISP — 1.1%
Google, Inc., Class A†	3,200	984,480

Wireless Equipment — 0.7%
QUALCOMM, Inc.	18,250	653,897

X-Ray Equipment — 0.3%
Hologic, Inc.†	18,500	241,795

Total Common Stock
(cost $61,668,935)		50,819,938

PREFERRED STOCK — 0.6%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 4.00%(1)	8,400	100,800

Banks-Super Regional — 0.1%
Wachovia Capital Trust IX 6.38%	3,100	59,613

Diversified Financial Services — 0.3%
General Electric Capital Corp. 8.00%(2)	13,225	261,855

Finance-Commercial — 0.0%
Preferred Blocker, Inc. 9.00%*	13	10,010

Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. 8.38%(1)	1,300	507

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	9,200	104,328

Total Preferred Stock
(cost $864,895)		537,113

ASSET BACKED SECURITIES — 3.4%
Diversified Financial Services — 3.4%
Banc of America Commercial Mtg., Inc.
Series 2006-6, Class AM
5.39% due 10/10/45(4)	$80,000	38,504
Banc of America Funding Corp.
Series 2007-C, Class 5A1
5.38% due 05/20/36(3)(5)	313,189	227,983
Banc of America Funding Corp.
Series 2006-J, Class 2A1
5.89% due 01/20/47(3)(5)	300,892	162,098
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class A2
5.21% due 02/11/44(4)	165,000	122,258
Chase Mtg. Finance Corp.
Series 2007-A2, Class 1A1
5.01% due 07/25/37(3)(5)	223,716	204,110
Citigroup Commercial Mtg. Trust
Series 2008-C7, Class AM
6.10% due 12/01/49(3)(4)	12,000	5,625
Commercial Mtg. Asset Trust
Series 1999-C1, Class D
7.35% due 01/17/32(3)(4)	15,000	13,144
Commercial Mtg. Pass Through Certs.
Series 2004-LB2A, Class A3
4.22% due 03/10/39(4)	674,000	639,268
GE Capital Commercial Mtg. Corp.
Series 2004-C2, Class A4
4.89% due 03/10/40(4)	55,000	46,538
GMAC Commercial Mtg. Securities, Inc.
Series 2003-C2, Class A2
5.48% due 05/10/40(3)(4)	3,000	2,696
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2006-LDP9, Class AM
5.37% due 05/15/47(4)	334,000	158,276
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2008-C2, Class AM
6.80% due 02/12/51(3)(4)	271,000	128,704
LB Commercial Conduit Mtg. Trust
Series 1998-C1, Class E
7.00% due 02/18/30(4)	14,000	13,478
Ocwen Advance Receivables Backed Notes
Series 2006-1A
5.34% due 11/24/15*(11)	350,000	262,500
Providian Master Note Trust
Series 2006-C1A, Class C1
1.75% due 03/16/15*(1)	550,000	291,242
Swift Master Auto Receivables Trust
Series 2007-2, Class A
1.85% due 10/15/12(1)	439,937	382,865
Wells Fargo Mtg. Backed Securities Trust
Series 2006-AR17, Class A2
5.83% due 10/25/36(1)(5)	361,837	224,968
Wells Fargo Mtg. Backed Securities Trust
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(3)(5)	183,371	117,519

Total Asset Backed Securities
(cost $4,320,961)		3,041,776

CORPORATE BONDS & NOTES — 13.7%
Aerospace/Defense — 0.1%
General Dynamics Corp.
Company Guar. Notes
5.25% due 02/01/14	56,000	57,390

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.
Senior Notes
6.13% due 02/01/19	30,000	32,097
United Technologies Corp.
Notes
6.13% due 07/15/38	36,000	39,124

		71,221

Agricultural Chemicals — 0.1%
Mosaic Global Holdings, Inc.
Debentures
7.38% due 08/01/18	10,000	7,400
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	25,000	18,375
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	45,000	36,900

		62,675

Airlines — 0.1%
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	70,000	44,800
American Airlines, Inc.
Pass Through Certs.
Series 1997-C1, Class X
7.86% due 04/01/13	4,000	3,040
Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1, Class G2
6.26% due 11/20/21	40,644	32,109

		79,949

Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.
Senior Bonds
6.38% due 02/01/29	60,000	13,200
General Motors Corp.
Senior Notes
7.13% due 07/15/13	93,000	17,205

		30,405

Banks-Commercial — 0.6%
CoBank ACB
Senior Sub. Notes
7.88% due 04/16/18*	16,000	16,163
First Maryland Capital II
Company Guar. Notes
4.04% due 02/01/27(1)	196,000	117,203
KeyBank NA
Sub. Notes
5.45% due 03/03/16	54,000	42,532
KeyBank NA
Sub. Notes
7.41% due 10/15/27	16,000	13,734
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	99,000	92,700
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	55,000	49,248
Sovereign Bank
Sub. Notes
8.75% due 05/30/18	52,000	51,373
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	120,000	96,312
Wachovia Bank NA
Sub. Notes
6.60% due 01/15/38	40,000	43,396

		522,661

Banks-Fiduciary — 0.0%
State Street Capital Trust IV
Company Guar. Notes
3.00% due 06/15/37(1)	80,000	35,134

Banks-Super Regional — 0.5%
Bank of America Corp.
Sub. Notes
7.25% due 10/15/25	85,000	82,269
Capital One Financial Corp.
Sub. Notes
6.15% due 09/01/16	65,000	45,740
JPMorgan Chase Bank NA
Sub. Notes
6.00% due 10/01/17	51,000	51,443
PNC Preferred Funding Trust I
Senior Notes
6.11% due 03/15/12*(6)	45,000	18,583
Wachovia Corp.
Senior Notes
3.63% due 02/17/09	181,000	180,258
Wachovia Corp.
Senior Sub. Notes
4.88% due 02/15/14	12,000	11,024
Wachovia Corp.
Senior Notes
5.70% due 08/01/13	32,000	31,042
Wells Fargo & Co.
Senior Notes
5.25% due 10/23/12	57,000	58,056

		478,415

Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc.
Senior Notes
7.38% due 03/03/14	35,000	38,434

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc.
Senior Sub. Notes
7.00% due 01/15/14	35,000	15,094

Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.
Company Guar. Notes
5.00% due 01/15/09	41,000	40,795

Cable TV — 0.5%
CCH I LLC/CCH I Holdings Capital Corp.
Senior Notes
11.00% due 10/01/15(14)	21,000	3,255
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10	70,000	32,200
CCH II LLC/CCH II Capital Corp.
Series B, Senior Notes
10.25% due 09/15/10	11,000	4,840
Comcast Corp.
Company Guar. Notes
5.85% due 11/15/15	87,000	82,293
Comcast Corp.
Notes
6.95% due 08/15/37	34,000	35,804
COX Communications, Inc.
Senior Bonds
6.95% due 06/01/38*	23,000	20,804
COX Communications, Inc.
Senior Notes
9.38% due 01/15/19*	135,000	141,250
Time Warner Cable, Inc.
Company Guar. Notes
5.40% due 07/02/12	35,000	33,216
Time Warner Cable, Inc.
Company Guar. Notes
8.25% due 02/14/14	58,000	58,839

		412,501

Casino Hotels — 0.1%
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	95,000	60,800
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	45,000	34,200

		95,000

Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp.
Sec. Notes
11.00% due 11/01/12*	30,000	16,350

Cellular Telecom — 0.2%
Centennial Communications Corp.
Senior Notes
9.63% due 01/01/13(1)	50,000	48,500
Nextel Communications, Inc.
Company Guar. Notes
5.95% due 03/15/14	50,000	21,000
Verizon Wireless
Senior Notes
7.38% due 11/15/13*	36,000	37,983
Verizon Wireless
Senior Notes
8.50% due 11/15/18*	40,000	46,867

		154,350

Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co.
Senior Notes
4.88% due 04/30/14	38,000	37,487
E.I. Du Pont de Nemours & Co.
Senior Notes
5.88% due 01/15/14	70,000	72,070

		109,557

Chemicals-Specialty — 0.1%
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	60,000	32,100
Momentive Performance Materials, Inc.
Senior Sub. Notes
11.50% due 12/01/16	85,000	25,075

		57,175

Computer Services — 0.1%
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	30,000	20,250
Electronic Data Systems Corp.
Senior Notes
6.00% due 08/01/13	80,000	82,898

		103,148

Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp.
Company Guar. Notes
8.25% due 10/01/12(14)	30,000	5,100
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17(14)	125,000	23,750

		28,850

Cosmetics & Toiletries — 0.1%
Avon Products, Inc.
Senior Notes
5.75% due 03/01/18	19,000	17,877
Procter & Gamble Co.
Senior Notes
4.60% due 01/15/14	43,000	45,060

		62,937

Direct Marketing — 0.0%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	45,000	22,500

Diversified Banking Institutions — 0.9%
Bank of America Corp.
Sub. Notes
5.75% due 08/15/16	88,000	82,246
Citigroup, Inc.
Jr. Sub. Notes
8.40% due 04/30/18(6)	44,000	29,053
Citigroup, Inc.
Senior Notes
4.13% due 02/22/10	35,000	34,490
Citigroup, Inc.
Senior Notes
5.00% due 09/15/14	126,000	110,827
Citigroup, Inc.
Senior Notes
5.30% due 10/17/12	42,000	40,477
Citigroup, Inc.
Senior Notes
5.50% due 04/11/13	40,000	38,947
Citigroup, Inc.
Senior Notes
5.85% due 07/02/13	52,000	50,183
Citigroup, Inc.
Senior Sub. Notes
5.88% due 02/22/33	43,000	37,489
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	35,000	26,666
Morgan Stanley
Senior Notes
5.45% due 01/09/17	42,000	34,620
Morgan Stanley
Senior Notes
6.00% due 04/28/15	80,000	69,018
The Goldman Sachs Group, Inc.
Senior Notes
5.30% due 02/14/12	75,000	70,789
The Goldman Sachs Group, Inc.
Senior Notes
5.13% due 01/15/15	40,000	36,698
The Goldman Sachs Group, Inc.
Senior Notes
6.13% due 02/15/33	30,000	27,350
The Goldman Sachs Group, Inc.
Senior Notes
6.75% due 10/01/37	115,000	93,365

		782,218

Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc.
Senior Notes
5.25% due 11/21/11*	86,000	81,950
General Electric Capital Corp.
Senior Notes
5.65% due 06/09/14	80,000	79,362
General Electric Capital Corp.
Senior Notes
5.88% due 01/14/38	63,000	61,668

		222,980

Diversified Manufacturing Operations — 0.1%
General Electric Co.
Senior Notes
5.25% due 12/06/17	77,000	76,765

Diversified Operations — 0.0%
Capmark Financial Group, Inc.
Company Guar. Notes
5.88% due 05/10/12	31,000	10,571

Electric-Generation — 0.3%
Bruce Mansfield Unit 1
Pass Through Certs.
6.85% due 06/01/34	110,000	93,784
The AES Corp.
Senior Notes
8.00% due 10/15/17	60,000	49,200
The AES Corp.
Senior Notes
8.88% due 02/15/11	85,000	79,475

		222,459

Electric-Integrated — 1.7%
Baltimore Gas & Electric Co.
Senior Notes
6.13% due 07/01/13	58,000	53,665
Central Illinois Light Co.
Senior Notes
8.88% due 12/15/13	35,000	34,966
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36	37,000	30,770
Dominion Resources, Inc.
Jr. Sub Notes
6.30% due 09/30/11(6)	109,000	49,050
Dominion Resources, Inc.
Series D, Senior Notes
8.88% due 01/15/19	30,000	32,352
DTE Energy Co.
Senior Notes
6.38% due 04/15/33	53,000	41,781
DTE Energy Co.
Senior Notes
7.05% due 06/01/11	24,000	23,740
Entergy Arkansas, Inc.
1st Mtg. Bonds
5.40% due 08/01/13	51,000	47,293
Entergy Gulf States Louisiana LLC
1st Mtg. Bonds
6.00% due 05/01/18*	70,000	61,010
Entergy Louisiana LLC
1st Mtg. Bonds
5.83% due 11/01/10	195,000	189,806
Exelon Corp.
Senior Notes
6.75% due 05/01/11	52,000	50,750
Mackinaw Power LLC
Sec. Notes
6.30% due 10/31/23*	100,639	86,443
Mirant Americas Generation LLC
Senior Notes
8.30% due 05/01/11	30,000	29,100
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	40,254	36,279
Nisource Finance Corp.
Company Guar. Notes
5.25% due 09/15/17	43,000	26,066
Oncor Electric Delivery Co.
1st Mtg. Bonds
7.50% due 09/01/38*	30,000	27,920
Pepco Holdings, Inc.
Senior Notes
6.45% due 08/15/12	55,000	51,315
Potomac Electric Power Co.
1st Mtg. Bonds
7.90% due 12/15/38	40,000	44,555
PSEG Power LLC
Company Guar. Notes
5.00% due 04/01/14	67,000	60,116
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	65,000	64,925
Puget Sound Energy, Inc.
Senior Notes
5.20% due 10/01/15	212,000	196,555
Sierra Pacific Power Co.
1st Mtg. Bonds
5.45% due 09/01/13	60,000	57,391
Sierra Pacific Power Co.
Senior Notes
6.75% due 07/01/37	90,000	80,307
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(10)(11)(12)	150,000	0
Southern Power Co.
Senior Notes
4.88% due 07/15/15	47,000	41,838
Texas Competitive Electric Holdings Co. LLC
Series A Senior Notes
10.25% due 11/01/15*	35,000	24,850
Texas Competitive Electric Holdings Co. LLC
Series B Senior Notes
10.25% due 11/01/15*	25,000	17,750
Union Electric Co.
1st. Mtg. Bonds
6.70% due 02/01/19	60,000	54,671

		1,515,264

Electronic Components-Semiconductors — 0.1%
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	100,000	70,773
Spansion LLC
Senior Sec. Notes
5.33% due 06/01/13*(1)	60,000	10,800

		81,573

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.
Senior Notes
6.50% due 11/01/17	77,000	52,930

Electronics-Military — 0.0%
L-3 Communications Corp.
Company Guar. Notes
6.38% due 10/15/15	20,000	18,700

Finance-Auto Loans — 0.1%
Ford Motor Credit Co., LLC
Notes
7.38% due 02/01/11	50,000	38,023
Ford Motor Credit Co., LLC
Senior Notes
9.20% due 04/15/09(1)	30,000	28,950
GMAC LLC
Company Guar. Notes
6.88% due 09/15/11*	11,000	9,012
GMAC LLC
Company Guar. Notes
6.88% due 08/28/12*	55,000	42,217

		118,202

Finance-Commercial — 0.1%
Caterpillar Financial Services Corp.
Senior Notes
4.90% due 08/15/13	70,000	65,606
Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	80,000	55,816

		121,422

Finance-Credit Card — 0.0%
MBNA America Bank NA
Senior Notes
7.13% due 11/15/12*	41,000	41,921

Finance-Investment Banker/Broker — 0.8%
Credit Suisse First Boston USA, Inc.
Company Guar. Notes
5.13% due 08/15/15	49,000	44,504
Credit Suisse USA, Inc.
Company Guar. Notes
5.25% due 03/02/11	42,000	41,294
Credit Suisse USA, Inc.
Company Guar. Notes
6.13% due 11/15/11	41,000	41,412
JP Morgan Chase & Co.
Sub. Notes
4.89% due 09/01/10(6)	56,000	56,268
JP Morgan Chase & Co.
Senior Notes
5.38% due 01/15/14	120,000	121,208
JP Morgan Chase & Co.
Sub. Notes
6.75% due 02/01/11	41,000	42,032
Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
5.86% due 5/31/12†(7)(9)	27,000	3
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(7)(9)	26,000	2,470
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(7)(9)	30,000	3
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(7)(9)	38,000	4
Lehman Brothers Holdings, Inc.
Senior Notes
8.80% due 03/01/15†(7)(9)	31,000	2,945
Merrill Lynch & Co., Inc.
Senior Notes
5.45% due 07/15/14	35,000	34,598
Merrill Lynch & Co., Inc.
Sub. Notes
6.22% due 09/15/26	40,000	36,933
Merrill Lynch & Co., Inc.
Notes
6.88% due 04/25/18	33,000	34,519
Schwab Capital Trust I
Company Guar. Notes
7.50% due 11/15/17(6)	19,000	9,502
The Bear Stearns Cos., Inc.
Senior Notes
4.50% due 10/28/10	47,000	46,600
The Bear Stearns Cos., Inc.
Senior Notes
5.70% due 11/15/14	55,000	53,697
The Bear Stearns Cos., Inc.
Senior Notes
6.95% due 08/10/12	87,000	90,356

		658,348

Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp.
Company Guar. Notes
5.80% due 06/07/12	62,000	60,428

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp.
Collateral Trust Bonds
5.45% due 04/10/17	40,000	35,808

Food-Misc. — 0.1%
Kraft Foods, Inc.
Senior Notes
6.75% due 02/19/14	56,000	58,115
Kraft Foods, Inc.
Senior Notes
6.88% due 01/26/39	68,000	68,122

		126,237

Food-Retail — 0.1%
Kroger Co.
Company Guar. Notes
7.50% due 01/15/14	40,000	42,048
Safeway, Inc.
Senior Notes
6.25% due 03/15/14	35,000	35,181

		77,229

Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	30,000	22,800

Gambling (Non-Hotel) — 0.0%
Downstream Development Authority
Senior Notes
12.00% due 10/15/15*	25,000	13,750

Home Furnishings — 0.0%
Simmons Co.
Company Guar. Notes
7.88% due 01/15/14	25,000	7,250
Simmons Co.
Senior Disc. Notes
10.00% due 12/15/14(2)	11,000	1,265

		8,515

Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc.
Senior Notes
6.75% due 05/15/18	35,000	19,250

Independent Power Producers — 0.1%
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	90,000	83,700

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.
Senior Notes
5.15% due 09/15/10	60,000	58,406
Marsh & McLennan Cos., Inc.
Senior Notes
7.13% due 06/15/09	40,000	39,893
USI Holdings Corp.
Senior Sub. Notes
9.75% due 05/15/15*	25,000	9,969

		108,268

Insurance-Life/Health — 0.4%
Americo Life, Inc.
Notes
7.88% due 05/01/13*	134,000	127,300
Lincoln National Corp.
Senior Notes
5.65% due 08/27/12	58,000	47,798
Monumental Global Funding II
Notes
5.65% due 07/14/11*	66,000	67,250
Pricoa Global Funding I
Notes
5.30% due 09/27/13*	110,000	96,723

		339,071

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc.
Company Guar. Bonds
10.75% due 06/15/38*(6)	45,000	24,750

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc.
Company Guar. Notes
5.60% due 05/15/15	64,000	58,099
W.R. Berkley Corp.
Senior Sub. Notes
6.25% due 02/15/37	3,000	2,536

		60,635

Insurance-Reinsurance — 0.1%
PartnerRe Finance A LLC
Company Guar. Notes
6.88% due 06/01/18	76,000	63,557

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.
Senior Notes
5.35% due 11/15/10	51,000	45,958

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.
Senior Notes
8.25% due 12/15/38	38,000	46,837

Medical Products — 0.1%
Johnson & Johnson
Notes
5.95% due 08/15/37	29,000	35,405
LVB Acquisition Holding LLC
Senior Notes
10.38% due 10/15/17	40,000	31,600

		67,005

Medical-Drugs — 0.2%
Schering-Plough Corp.
Senior Notes
6.55% due 09/15/37	29,000	29,233
Wyeth
Bonds
5.50% due 02/01/14	126,000	127,989

		157,222

Medical-HMO — 0.1%
Humana, Inc.
Senior Bonds
8.15% due 06/15/38	35,000	27,043
UnitedHealth Group, Inc.
Senior Notes
5.25% due 03/15/11	35,000	32,909
WellPoint, Inc.
Senior Notes
5.00% due 01/15/11	21,000	19,848
WellPoint, Inc.
Senior Notes
5.95% due 12/15/34	35,000	29,077

		108,877

Medical-Hospitals — 0.3%
Community Health Systems, Inc.
Company Guar. Notes
8.88% due 07/15/15	55,000	50,600
HCA, Inc.
Senior Notes
6.25% due 02/15/13	55,000	34,375
HCA, Inc.
Senior Notes
9.13% due 11/15/14	25,000	23,187
HCA, Inc.
Senior Notes
9.25% due 11/15/16	140,000	128,450

		236,612

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.
Senior Notes
5.50% due 06/15/13	56,000	52,939

Metal Processors & Fabrication — 0.1%
Timken Co.
Notes
5.75% due 02/15/10	96,000	94,889

Metal-Aluminum — 0.1%
Alcoa, Inc.
Senior Notes
6.00% due 01/15/12	33,000	29,983
Alcoa, Inc.
Senior Notes
6.50% due 06/15/18	65,000	52,251

		82,234

Mining — 0.0%
Noranda Aluminum Acquisition Corp.
Company Guar. Notes
6.60% due 11/15/14(1)	25,000	8,500

Multimedia — 0.5%
COX Enterprises, Inc.
Notes
7.88% due 09/15/10*	205,000	201,464
News America, Inc.
Company Guar. Bonds
7.30% due 04/30/28	80,000	77,314
Time Warner Cos., Inc.
Company Guar. Notes
7.25% due 10/15/17	71,000	65,165
Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	99,000	99,904

		443,847

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.
Company Guar. Notes
6.38% due 11/15/12	56,000	52,222

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.
Senior Notes
5.25% due 01/15/37	194,000	170,799
Xerox Corp.
Senior Notes
6.35% due 05/15/18	35,000	27,373

		198,172

Oil Companies-Exploration & Production — 0.3%
Chesapeake Energy Corp.
Company Guar. Notes
7.50% due 09/15/13	175,000	150,500
Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	30,000	21,150
Sabine Pass LNG LP
Senior Sec. Notes
7.50% due 11/30/16	75,000	54,000
XTO Energy, Inc.
Senior Notes
6.75% due 08/01/37	30,000	28,097

		253,747

Oil Companies-Integrated — 0.1%
Hess Corp.
Notes
7.13% due 03/15/33	35,000	31,129
Hess Corp.
Bonds
7.88% due 10/01/29	80,000	76,799

		107,928

Oil Field Machinery & Equipment — 0.0%
Cameron International Corp.
Senior Notes
7.00% due 07/15/38	36,000	28,654

Oil Refining & Marketing — 0.2%
The Premcor Refining Group, Inc.
Company Guar. Notes
6.75% due 05/01/14	180,000	169,235

Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc.
Company Guar. Notes
9.00% due 01/15/14	15,000	7,950

Paper & Related Products — 0.0%
Bowater, Inc.
Senior Notes
6.50% due 06/15/13	75,000	7,500
Georgia-Pacific LLC
Company Guar. Notes
7.00% due 01/15/15*	30,000	25,500
Georgia-Pacific LLC
Company Guar. Notes
7.13% due 01/15/17*	10,000	8,400

		41,400

Physicians Practice Management — 0.1%
US Oncology, Inc.
Senior Sub. Notes
10.75% due 08/15/14	55,000	44,825

Pipelines — 0.5%
CenterPoint Energy Resources Corp.
Senior Notes
7.75% due 02/15/11	130,000	124,429
Copano Energy LLC
Company Guar. Notes
8.13% due 03/01/16	95,000	68,875
Duke Energy Field Services LLC
Senior Notes
6.88% due 02/01/11	60,000	58,403
Dynegy-Roseton Danskammer
Pass Through Certs., Series B
7.67% due 11/08/16	45,000	31,978
ONEOK, Inc.
Senior Notes
6.00% due 06/15/35	40,000	27,412
Panhandle Eastern Pipeline Co.
Senior Notes
6.20% due 11/01/17	56,000	43,026
Williams Cos., Inc.
Senior Notes
7.88% due 09/01/21	90,000	68,850

		422,973

Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co.
Senior Notes
8.50% due 08/15/10	2,000	1,210
R.H. Donnelley, Inc.
Company Guar. Bonds
11.75% due 05/15/15*	1,000	245
The Reader’s Digest Association, Inc.
Company Guar. Notes
9.00% due 02/15/17	25,000	2,062

		3,517

Real Estate Investment Trusts — 0.1%
Health Care Property Investors, Inc.
Senior Notes
5.65% due 12/15/13	100,000	59,756
PPF Funding, Inc.
Bonds
5.35% due 04/15/12*	60,000	45,480

		105,236

Recycling — 0.0%
Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14(14)	45,000	2,700

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc.
Senior Sub. Notes
7.75% due 11/15/13	40,000	26,000

Research & Development — 0.0%
Alion Science and Technology Corp.
Company Guar. Notes
10.25% due 02/01/15	55,000	24,819

Retail-Drug Store — 0.1%
CVS Caremark Corp.
Senior Notes
6.13% due 08/15/16	54,000	52,317

Retail-Restaurants — 0.0%
NPC International, Inc.
Company Guar. Notes
9.50% due 05/01/14	45,000	32,625

Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp.
Sub. Notes
3.59% due 06/20/13(6)	64,000	52,400
Western Financial Bank
Sub. Debentures
9.63% due 05/15/12	150,000	147,782

		200,182

Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc.
Company Guar. Notes
5.20% due 08/15/15*	93,000	86,509
Chukchansi Economic Development Authority
Senior Notes
8.00% due 11/15/13*	45,000	20,812
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Company Guar. Notes
8.88% due 04/01/15	5,000	1,700
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Company Guar. Notes
9.75% due 04/01/17	19,000	5,130
Hexion US Finance Corp.
Company Guar. Notes
9.75% due 11/15/14	20,000	5,700
KAR Holdings, Inc.
Company Guar. Notes
7.19% due 05/01/14(1)	25,000	10,625
Norbord Delaware GP I
Company Guar. Notes
6.45% due 02/15/17*	49,000	27,930
Principal Life Global Funding I
Sec. Notes
5.25% due 01/15/13*	100,000	94,484
Snoqualmie Entertainment Authority
Senior Notes
9.13% due 02/01/15*	45,000	27,900
The Goldman Sachs Capital III
Company Guar. Notes
2.97% due 09/01/12(1)(8)	121,000	36,300

		317,090

Steel-Producers — 0.2%
ArcelorMittal USA
Senior Notes
6.50% due 04/15/14	130,000	92,434
Reliance Steel & Aluminum Co.
Company Guar. Notes
6.85% due 11/15/36	60,000	44,835
Ryerson, Inc.
Senior Sec. Notes
10.57% due 11/01/14*(1)	50,000	33,000
United States Steel Corp.
Senior Notes
7.00% due 02/01/18	45,000	30,669

		200,938

Telecom Services — 0.2%
Bellsouth Telecommunications, Inc.
Debentures
7.00% due 12/01/95	174,000	136,285
Fairpoint Communications, Inc.
Senior Notes
13.13% due 04/01/18*	13,000	6,240
Qwest Corp.
Senior Notes
7.50% due 10/01/14	65,000	53,950

		196,475

Telephone-Integrated — 0.5%
AT&T Corp.
Senior Notes
7.30% due 11/15/11	63,000	65,455
BellSouth Corp.
Senior Notes
6.00% due 10/15/11	200,000	204,082
Cincinnati Bell, Inc.
Company Guar. Notes
7.00% due 02/15/15	14,000	10,710
Pacific Bell Telephone Co.
Company Guar. Notes
7.13% due 03/15/26	80,000	82,297
Verizon Communications, Inc.
Bonds
6.90% due 04/15/38	50,000	56,263
Verizon Communications, Inc.
Senior Notes
8.75% due 11/01/18	40,000	46,929

		465,736

Television — 0.0%
Belo Corp.
Senior Notes
6.75% due 05/30/13	60,000	36,600
Paxson Communications Corp.
Senior Sec. Notes
11.00% due 01/15/13*(8)	57,831	6,289
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11(7)	25,000	250

		43,139

Transport-Air Freight — 0.3%
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	366,911	275,183

Transport-Equipment & Leasing — 0.0%
GATX Corp.
Pass Through Certs.
9.00% due 11/15/13	16,000	16,647

Transport-Rail — 0.1%
CSX Corp.
Senior Notes
6.25% due 04/01/15	40,000	39,264
CSX Corp.
Senior Notes
6.25% due 03/15/18	27,000	24,834

		64,098

Transport-Services — 0.1%
PHI, Inc.
Company Guar. Notes
7.13% due 04/15/13	75,000	45,750

Total Corporate Bonds & Notes
(cost $14,411,900)		12,206,370

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.2%
Banco Continental de Panama SA
Notes
6.63% due 12/01/10*	35,000	35,000
Barclays Bank PLC
Sub. Notes
5.93% due 12/31/16*(6)	80,000	29,418
Caisse Nationale des Caisses d’Epargne et de Prevoyance
Notes
2.46% due 12/30/09(1)(8)	109,000	66,490
Credit Agricole SA
Jr. Sub. Notes
6.64% due 05/31/17*(6)	71,000	31,797
HBOS PLC
Sub. Notes
5.92% due 10/01/15*(6)	40,000	15,144
NIB Capital Bank
Bonds
5.82% due 12/31/13*(6)	71,000	13,459

		191,308

Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Bonds
8.38% due 4/27/09 (8)	145,000	135,130

Brewery — 0.1%
FBG Finance, Ltd.
Senior Notes
5.13% due 06/15/15*	31,000	25,553
SABMiller PLC
Senior Notes
6.50% due 07/15/18*	41,000	37,029

		62,582

Broadcast Services/Program — 0.1%
Grupo Televisa SA
Senior Notes
6.63% due 03/18/25	139,000	119,686

Cellular Telecom — 0.0%
Vodafone Group PLC
Senior Notes
7.75% due 02/15/10	35,000	35,771

Containers-Metal/Glass — 0.1%
Rexam PLC
Bonds
6.75% due 06/01/13*	51,000	49,681

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.
Senior Notes
7.00% due 06/15/13	70,000	39,900

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc.
Senior Notes
8.00% due 11/15/14*	25,000	22,000
Tyco International Group SA
Company Guar. Notes
6.00% due 11/15/13	120,000	112,598

		134,598

Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd.
Company Guar. Notes
7.50% due 08/01/27*	140,000	128,401

Electric-Generation — 0.0%
Abu Dhabi National Energy Co.
Senior Notes
7.25% due 08/01/18*	11,000	9,439

Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA
Bonds
7.33% due 02/01/37	84,000	86,415

Food-Retail — 0.1%
Delhaize Group SA
Senior Notes
6.50% due 06/15/17	90,000	81,719

Insurance-Multi-line — 0.1%
Aegon NV
Jr. Sub. Bonds
4.57% due 07/15/14(1)(8)	156,000	41,340
XL Capital Finance (Europe) PLC
Company Guar. Notes
6.50% due 01/15/12	32,000	19,991
XL Capital, Ltd.
Senior Notes
5.25% due 09/15/14	56,000	31,099

		92,430

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd.
Company Guar. Notes
6.90% due 11/15/37*	40,000	23,933

Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
5.95% due 12/01/13(1)	15,000	7,275
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14	55,000	11,825

		19,100

Medical-Drugs — 0.0%
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	40,000	23,600

Multimedia — 0.0%
Thomson Reuters Corp.
Company Guar. Notes
5.95% due 07/15/13	40,000	37,241

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd.
Senior Notes
6.25% due 03/15/38	24,000	18,864
Canadian Natural Resources, Ltd.
Senior Notes
6.75% due 02/01/39	42,000	34,884
Nexen, Inc.
Senior Bonds
5.88% due 03/10/35	36,000	27,104
OPTI Canada, Inc.
Senior Sec. Notes
7.88% due 12/15/14	50,000	25,500

		106,352

Oil Companies-Integrated — 0.1%
Shell International Finance BV
Company Guar. Notes
6.38% due 12/15/38	60,000	67,499

Pipelines — 0.0%
Enbridge, Inc.
Senior Notes
5.80% due 06/15/14	40,000	35,084

Printing-Commercial — 0.0%
Quebecor World Capital Corp.
Senior Notes
8.75% due 03/15/16*†(7)(13)	30,000	2,363

Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd.
Company Guar. Notes
4.38% due 11/15/10*	50,000	40,471

Satellite Telecom — 0.1%
Intelsat Subsidiary Holding Co., Ltd.
Senior Notes
8.50% due 01/15/13*	60,000	55,500

Special Purpose Entities — 0.6%
Aries Vermoegensverwaltungs GmbH
Bonds
9.60% due 10/25/14	250,000	315,950
Hybrid Capital Funding I LP
Sub. Notes
8.00% due 06/30/11(8)	286,000	121,205
SMFG Preferred Capital, Ltd.
Sub. Bonds
6.08% due 01/25/17*(6)	121,000	81,630

		518,785

Telecommunication Equipment — 0.0%
Nortel Networks, Ltd.
Company Guar. Notes
10.75% due 07/15/16 *(7)(14)	50,000	13,250

Telephone-Integrated — 0.2%
Telecom Italia Capital SA
Company Guar. Notes
4.95% due 09/30/14	60,000	45,675
Telecom Italia Capital SA
Company Guar. Bonds
6.20% due 07/18/11	115,000	102,062

		147,737

Transport-Marine — 0.1%
DP World, Ltd.
Bonds
6.85% due 07/02/37*	121,000	62,323

Transport-Rail — 0.2%
Canadian National Railway Co.
Notes
6.38% due 10/15/11	130,000	132,552

Water — 0.1%
Veolia Environnement
Notes
6.75% due 06/01/38	60,000	50,498

Total Foreign Corporate Bonds & Notes
(cost $3,371,670)		2,503,348

U.S. GOVERNMENT AGENCIES — 14.5%
Federal Home Loan Mtg. Corp. — 8.5%
5.00% due 05/01/34	724,424	741,547
5.00% due 06/01/34	707,917	724,649
5.00% due 07/01/35	95,042	97,259
5.00% due 10/01/35	484,250	495,545
5.00% due 11/01/35	330,063	337,761
5.00% due 11/01/36	30,933	31,650
5.50% due 07/01/34	458,406	470,100
5.50% due 09/01/37	221,619	227,088
5.50% due 01/01/38	536,009	549,264
5.50% due 07/01/38	508,442	520,987
5.80% due 01/01/37(1)	377,270	384,987
5.95% due 10/01/36(1)	495,870	510,059
6.00% due 12/01/33	79,050	81,734
6.00% due 10/01/37	311,374	321,100
6.50% due 03/01/36	226,380	235,400
6.50% due 05/01/36	7,248	7,537
6.50% due 11/01/37	130,108	135,284
7.00% due 04/01/32	115,051	120,908
REMIC
Series 3102, Class PG
5.00% due 11/15/28	304,000	311,870
Series 3317, Class PD
5.00% due 09/15/31	390,000	400,896
Series 3116, Class PD
5.00% due 10/15/34	615,000	619,930
Series 3349, Class HB
5.50% due 06/15/31	232,000	240,391

		7,565,946

Federal National Mtg. Assoc. — 4.5%
5.00% due 08/01/18	141,499	146,072
5.00% due 07/01/37	121,006	123,689
5.50% due 11/01/22	248,642	256,512
5.50% due 12/01/33	814,111	836,534
5.50% due 02/01/36(1)	253,898	258,794
5.50% due 11/01/36	247,928	254,446
5.50% due 08/01/38	8,638	8,864
6.00% due 12/01/33	73,567	75,973
6.00% due 11/01/36	527,098	534,958
6.00% due 07/01/38	696,456	717,705
6.50% due 09/01/32	232,021	242,100
6.50% due 07/01/36	97,033	100,900
6.50% due 10/01/37	95,104	98,888
REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	385,000	393,513

		4,048,948

Government National Mtg. Assoc. — 1.5%
5.50% due 05/15/33	426,373	440,661
5.50% due 12/15/33	287,504	297,139
6.00% due 09/15/38	476,535	492,539
7.50% due 01/15/32	100,076	106,099

		1,336,438

Total U.S. Government Agencies
(cost $12,623,423)		12,951,332

U.S. GOVERNMENT TREASURIES — 5.1%
U.S. Treasury Bonds — 1.4%
4.38% due 02/15/38	527,000	705,851
4.50% due 05/15/38	125,000	170,605
4.75% due 02/15/37	110,000	153,278
5.00% due 05/15/37	132,000	191,256

		1,220,990

U.S. Treasury Notes — 3.7%
2.00% due 11/30/13	558,000	572,473
2.75% due 02/28/13	45,000	48,080
2.88% due 01/31/13	446,000	478,788
3.38% due 07/31/13	102,000	111,411
3.50% due 02/15/18	97,000	107,367
3.63% due 06/15/10	800,000	836,125
3.75% due 11/15/18	62,000	70,186
3.88% due 05/15/18	31,000	35,350
4.00% due 08/15/18	206,000	237,882
4.25% due 08/15/15	24,000	27,870
4.25% due 11/15/17	150,000	174,738
4.50% due 11/15/15	200,000	237,187
4.88% due 06/30/09	400,000	409,109

		3,346,566

Total U.S. Government Treasuries
(cost $4,235,090)		4,567,556

Total Long-Term Investment Securities
(cost $101,496,874)		86,627,433

SHORT-TERM INVESTMENT SECURITIES-3.6%
Time Deposit — 3.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09 (15) (cost $3,202,000)	3,202,000	3,202,000

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/01/09 in the amount of $442,000 and collateralized by $425,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $452,498 (cost $442,000)	442,000	442,000

TOTAL INVESTMENTS
(cost $105,140,874)(16)	101.3%	90,271,433
Liabilities in excess of other assets	(1.3)	(1,174,282)

NET ASSETS	100.0%	$89,097,151

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $2,978,511 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(3)	Variable Rate Security – the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.

(4)	Commercial Mortgage Backed Security

(5)	Collateralized Mortgage Obligation

(6)	Variable Rate Security – the rate reflected is as of December 31, 2008, maturity date reflects next reset date.

(7)	Bond in default

(8)	Perpetual maturity – maturity date reflects the next call date.

(9)	Company has filed Chapter 11 bankruptcy protection.

(10)	To the extent permitted by the Statement of Additional information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy
7.90% due 7/15/2009	01/10/2006	$150,000	$0	$0	$0	0.00%

(11)	Fair valued security; see Note 1.

(12)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $0 representing 0.0% of net assets.

(13)	Company has filed bankruptcy in country of issuance.

(14)	Subsequent to December 31, 2008, the Company has filed for Chapter 11 bankruptcy protection and is in default of interest.

(15)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 0.74%.

(16)	See Note 3 for cost of investments on a tax basis

ADR – American Depository Receipt

REMIC – Real Estate Mortgage Investment Conduit

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(1)
COMMON STOCK — 96.4%
Australia — 4.3%
BHP Billiton, Ltd.	32,500	$684,493
CSL, Ltd.	28,600	675,346
Woolworths, Ltd.	38,280	714,225

		2,074,064

Bermuda — 0.3%
Peace Mark Holdings, Ltd. (2)	800,000	154,835

Brazil — 0.9%
Petroleo Brasileiro SA ADR	17,310	423,922

Canada — 6.4%
Bank of Nova Scotia	20,550	554,492
Barrick Gold Corp.	11,900	430,983
Shaw Communications, Inc., Class B	73,800	1,291,874
Suncor Energy, Inc.	16,700	320,878
Toronto-Dominion Bank	14,430	507,885

		3,106,112

Cayman Islands — 1.2%
Hengan International Group Co., Ltd.	184,000	593,282

Colombia — 0.4%
BanColombia SA ADR	8,200	191,470

Finland — 2.9%
Nokia Oyj	59,599	923,959
Stora Enso Oyj, Class R	61,690	481,567

		1,405,526

France — 20.4%
Alstom	22,628	1,336,247
AXA SA	53,959	1,203,000
BNP Paribas SA	11,463	484,041
Compagnie Generale des Etablissements Michelin, Class B	23,494	1,231,889
Electricite de France	8,369	486,414
France Telecom SA	25,997	727,167
GDF Suez	11,192	554,306
Pernod Ricard SA	16,154	1,197,905
Sanofi-Aventis	13,257	842,004
Total SA	33,779	1,841,552

		9,904,525

Germany — 2.3%
MAN AG	9,960	549,319
Muenchener Rueckversicherungs-Gesellschaft AG	3,524	553,786

		1,103,105

Greece — 0.2%
Alapis Holding Industrial and Commercial SA†	142,156	107,172

Hong Kong — 1.0%
Hong Kong & China Gas Co., Ltd.	310,150	470,198
Peregrine Investments Holdings, Ltd.†(2)(3)	91,000	0

		470,198

Ireland — 1.6%
CRH PLC	29,993	758,982

Israel — 2.9%
Israel Chemicals, Ltd.	67,800	474,022
Teva Pharmaceutical Industries, Ltd. ADR	21,870	931,006

		1,405,028

Italy — 4.0%
Eni SpA	49,192	1,165,648
Snam Rete Gas SpA	139,488	770,448

		1,936,096

Japan — 18.2%
East Japan Railway Co. (2)	2,400	182,416
Fast Retailing Co., Ltd.	2,300	335,203
Fuji Oil Co., Ltd.	12,800	180,906
GS Yuasa Corp.	75,000	451,919
Japan Steel Works, Ltd.	28,000	390,719
JS Group Corp.	12,700	196,599
Kaken Pharmaceutical Co., Ltd.	17,000	187,238
Kao Corp.	10,000	302,830
KDDI Corp.	76	541,301
Kyowa Exeo Corp.	15,000	160,717
Mitsubishi Tanabe Pharma Corp.	19,000	287,262
Mitsubishi UFJ Financial Group, Inc.	67,000	415,730
Mizuho Financial Group, Inc. (2)	135,000	383,778
Nippon Meat Packers, Inc.	27,000	408,035
Nippon Paper Group, Inc. (2)	7,100	280,397
Nitori Co., Ltd.	3,500	271,633
Oriental Land Co., Ltd.	2,100	172,713
Osaka Securities Exchange Co., Ltd.	36	160,056
Pigeon Corp.	13,800	412,718
Seino Holdings Corp.	30,000	166,901
Seven Bank, Ltd.	105	401,652
Shin-Kobe Electric Machinery Co., Ltd.	20,000	181,749
Taiheiyo Cement Corp.	144,000	277,516
Tokyo Electric Power Co., Inc.	13,200	440,738
Tokyo Gas Co., Ltd.	84,000	425,668
Toyo Suisan Kaisha, Ltd.	10,000	287,428
Tsumura & Co.	10,300	382,073
Unicharm Petcare Corp.	9,800	363,541
Yokogawa Bridge Holdings Corp.	20,000	180,417

		8,829,853

Mexico — 0.8%
America Movil SAB de CV, Series L ADR	5,890	182,531
Fomento Economico Mexicano SAB de CV ADR	7,600	228,988

		411,519

Netherlands — 1.1%
Koninklijke KPN NV	38,028	551,438

Philippines — 0.8%
Philippine Long Distance Telephone Co. ADR	8,020	376,539

Singapore — 1.3%
SembCorp Marine, Ltd.	263,000	309,978
StarHub, Ltd.	239,600	324,462

		634,440

South Africa — 0.8%
Exxaro Resources, Ltd.	47,800	374,583

South Korea — 1.5%
Hankook Tire Co., Ltd.†	40,000	495,013
Samsung Electronics Co., Ltd.	670	243,289

		738,302

Spain — 2.8%
Banco Santander SA	115,087	1,110,719
Grifols SA	15,450	268,342

		1,379,061

Switzerland — 3.3%
Syngenta AG	2,237	433,375
Zurich Financial Services AG	5,308	1,152,237

		1,585,612

Taiwan — 1.0%
Hon Hai Precision Industry Co., Ltd. GDR	124,200	480,654

Thailand — 0.6%
Bangkok Bank PCL	150,300	305,625

United Kingdom — 15.4%
Autonomy Corp. PLC†	59,473	818,591
British American Tobacco PLC	47,320	1,229,533
Carnival PLC	12,110	263,846
GlaxoSmithKline PLC	41,685	773,857
HSBC Holdings PLC	94,064	900,308
Rio Tinto PLC	7,300	158,168
Serco Group PLC	76,221	496,084
Smith & Nephew PLC	177,466	1,125,966
Tesco PLC	100,790	525,107
Vodafone Group PLC	583,462	1,174,575

		7,466,035

United States — 0.0%
SoftBrands, Inc.†	40	15

Total Common Stock
(cost $53,277,038)		46,767,993

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Banco Bradesco SA (cost $1,197,482)	55,300	540,274

RIGHTS — 0.0%
United Kingdom — 0.0%
Lloyds TSB Group PLC expires 01/09/09†(cost $0)	51,842	0

Total Long-Term Investment Securities (cost $54,474,520)		47,308,267

REPURCHASE AGREEMENT — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 12/31/08, to be repurchased 01/02/09 in the amount of $781,000 and collateralized by Federal Home Loan Mtg. Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $798,525. (cost $781,000)	$781,000	781,000

TOTAL INVESTMENTS
(cost $55,255,520)(4)	99.1%	48,089,267

Other assets less liabilities	0.9	451,722

NET ASSETS	100.0%	$48,540,989

†	Non-income producing security
(1)	A substantial number of the Fund’s holdings were valued using the value procedures at December 31, 2008. At December 31, 2008, the aggregate value of these securities was $40,385,604 representing 83.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investment on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Industry Allocation*
Banks-Commercial	11.9%
Oil Companies-Integrated	7.7
Medical-Drugs	5.1
Insurance-Multi-line	4.9
Machinery-General Industrial	4.7
Telephone-Integrated	4.5
Rubber-Tires	3.6
Medical Products	3.5
Gas-Distribution	3.0
Cellular Telecom	2.8
Cable TV	2.7
Food-Retail	2.6
Tobacco	2.5
Beverages-Wine/Spirits	2.5
Building Products-Cement	2.1
Medical-Generic Drugs	1.9
Electric-Integrated	1.9
Wireless Equipment	1.9
Enterprise Software/Service	1.7
Repurchase Agreement	1.6
Gas-Transportation	1.6
Paper & Related Products	1.6
Cosmetics & Toiletries	1.5
Diversified Minerals	1.4
Medical-Biomedical/Gene	1.4
Batteries/Battery Systems	1.3
Insurance-Reinsurance	1.1
Food-Misc.	1.1
Consulting Services	1.0
Electronic Components-Misc.	1.0
Chemicals-Diversified	1.0
Agricultural Chemicals	0.9
Non-Ferrous Metals	0.9
Food-Meat Products	0.8
Coal	0.8
Retail-Apparel/Shoe	0.7
Telecom Services	0.7
Shipbuilding	0.6
Fisheries	0.6
Retail-Home Furnishings	0.6
Therapeutics	0.6
Cruise Lines	0.5
Electronic Components-Semiconductors	0.5
Brewery	0.5
Building & Construction Products-Misc.	0.4
Transport-Rail	0.4
Building-Heavy Construction	0.4
Resorts/Theme Parks	0.4
Transport-Truck	0.3
Engineering/R&D Services	0.3
Finance-Other Services	0.3
Metal-Diversified	0.3
Miscellaneous Manufacturing	0.3
Medical-Wholesale Drug Distribution	0.2

99.1%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-97.9%
Aerospace/Defense-1.4%

General Dynamics Corp.	25,300	$1,457,027

Aerospace/Defense-Equipment-3.9%

Goodrich Corp.	66,829	2,474,010
United Technologies Corp.	30,700	1,645,520

		4,119,530

Applications Software-1.3%

Microsoft Corp.	69,000	1,341,360

Banks-Fiduciary-2.0%

State Street Corp.	54,400	2,139,552

Banks-Super Regional-4.0%

US Bancorp	71,000	1,775,710
Wells Fargo & Co.	84,100	2,479,268

		4,254,978

Beverages-Non-alcoholic-1.4%

The Coca-Cola Co.	34,000	1,539,180

Chemicals-Diversified-1.0%

E.I. du Pont de Nemours & Co.	40,000	1,012,000

Cosmetics & Toiletries-1.9%

Procter & Gamble Co.	32,300	1,996,786

Diversified Banking Institutions-6.4%

Bank of America Corp.	159,300	2,242,944
Citigroup, Inc.	210,000	1,409,100
JPMorgan Chase & Co.	100,000	3,153,000

		6,805,044

Diversified Manufacturing Operations-4.5%

General Electric Co.	173,000	2,802,600
Honeywell International, Inc.	58,900	1,933,687

		4,736,287

Electric-Integrated-6.7%

FPL Group, Inc.	48,500	2,441,005
PG&E Corp.	57,800	2,237,438
Xcel Energy, Inc.	128,200	2,378,110

		7,056,553

Food-Misc.-4.2%

H.J. Heinz Co.	62,000	2,331,200
Kraft Foods, Inc., Class A	77,000	2,067,450

		4,398,650

Industrial Gases-0.9%

Air Products & Chemicals, Inc.	20,000	1,005,400

Insurance-Multi-line-4.2%

Allstate Corp.	76,000	2,489,760
MetLife, Inc.	54,600	1,903,356

		4,393,116

Insurance-Property/Casualty-1.6%

Chubb Corp.	33,000	1,683,000

Investment Management/Advisor Services-2.4%

Invesco, Ltd.	172,900	2,496,676

Medical Products-2.9%

Johnson & Johnson	51,400	3,075,262

Medical-Drugs-10.8%

Abbott Laboratories	37,100	1,980,027
Bristol-Myers Squibb Co.	50,000	1,162,500
Eli Lilly & Co.	43,700	1,759,799
Merck & Co., Inc.	63,500	1,930,400
Pfizer, Inc.	178,100	3,154,151
Wyeth	38,000	1,425,380

		11,412,257

Medical-HMO-1.8%

UnitedHealth Group, Inc.	70,000	1,862,000

Multimedia-4.6%

The Walt Disney Co.	101,400	2,300,766
Time Warner, Inc.	255,700	2,572,342

		4,873,108

Networking Products-1.0%

Cisco Systems, Inc.†	65,000	1,059,500

Oil Companies-Exploration & Production-1.9%

Apache Corp.	27,300	2,034,669

Oil Companies-Integrated-15.1%

Chevron Corp.	55,700	4,120,129
ConocoPhillips	66,300	3,434,340
Exxon Mobil Corp.	52,000	4,151,160
Marathon Oil Corp.	156,400	4,279,104

		15,984,733

Retail-Drug Store-2.0%

CVS Caremark Corp.	74,400	2,138,256

Telecommunication Equipment-2.4%

Harris Corp.	67,100	2,553,155

Telephone-Integrated-7.6%

AT&T, Inc.	150,050	4,276,425
Verizon Communications, Inc.	109,400	3,708,660

		7,985,085

Total Long-Term Investment Securities (cost $119,152,769)		103,413,164

SHORT-TERM INVESTMENT SECURITIES-6.5%
Time Deposit-6.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09 (1) (cost $6,880,000)	$6,880,000	6,880,000

TOTAL INVESTMENTS (cost $126,032,769) (2)	104.4%	110,293,164
Liabilities in excess of other assets	(4.4)	(4,650,414)

NET ASSETS	100.0%	$105,642,750

†	Non-income producing security
(1)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 1.58%.
(2)	See Note 3 for cost of investment on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Disciplined Growth Fund

PORTFOLIO OF INVESTMENTS—December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.4%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	2,900	$78,068

Aerospace/Defense — 4.6%
Boeing Co.	6,600	281,622
Lockheed Martin Corp.	4,400	369,952
Northrop Grumman Corp.	5,200	234,208
Raytheon Co.	6,600	336,864

		1,222,646

Aerospace/Defense-Equipment — 1.4%
Alliant Techsystems, Inc.†	800	68,608
United Technologies Corp.	5,700	305,520

		374,128

Agricultural Chemicals — 1.2%
Monsanto Co.	4,500	316,575

Apparel Manufacturers — 1.9%
Coach, Inc.†	12,100	251,317
Polo Ralph Lauren Corp.	5,700	258,837

		510,154

Applications Software — 3.9%
Microsoft Corp.	52,600	1,022,544

Beverages-Non-alcoholic — 4.1%
PepsiCo, Inc.	9,000	492,930
The Coca-Cola Co.	13,100	593,037

		1,085,967

Beverages-Wine/Spirits — 1.2%
Brown-Forman Corp., Class B	6,200	319,238

Building-Heavy Construction — 0.2%
Perini Corp.†	2,400	56,112

Cable TV — 1.0%
Comcast Corp., Class A	15,600	263,328

Casino Services — 0.6%
Scientific Games Corp., Class A†	8,893	155,983

Cellular Telecom — 0.2%
Syniverse Holdings, Inc.†	5,300	63,282

Coatings/Paint — 1.4%
The Sherwin-Williams Co.	6,100	364,475

Commercial Services — 0.3%
Steiner Leisure, Ltd.†	2,900	85,608

Commercial Services-Finance — 2.0%
Automatic Data Processing, Inc.	5,900	232,106
Global Payments, Inc.	9,100	298,389

		530,495

Computer Services — 1.5%
Accenture, Ltd., Class A	12,300	403,317

Computers — 8.8%
Apple, Inc.†	6,400	546,240
Dell, Inc.†	27,800	284,672
Hewlett-Packard Co.	19,900	722,171
International Business Machines Corp.	9,300	782,688

		2,335,771

Consulting Services — 1.4%
SAIC, Inc.†	18,600	362,328

Cosmetics & Toiletries — 3.4%
Colgate-Palmolive Co.	5,300	363,262
Procter & Gamble Co.	8,900	550,198

		913,460

Diversified Manufacturing Operations — 1.8%
3M Co.	4,300	247,422
Honeywell International, Inc.	7,400	242,942

		490,364

Diversified Operations/Commercial Services — 1.0%
Chemed Corp.	6,500	258,505

Electric Products-Misc. — 1.2%
Emerson Electric Co.	8,700	318,507

Electronic Components-Semiconductors — 1.7%
Intel Corp.	30,000	439,800

Electronics-Military — 1.3%
L-3 Communications Holdings, Inc.	4,800	354,144

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	500	68,980

Engineering/R&D Services — 1.3%
EMCOR Group, Inc.†	2,800	62,804
Fluor Corp.	4,600	206,402
Foster Wheeler, Ltd.†	3,000	70,140

		339,346

Enterprise Software/Service — 4.6%
BMC Software, Inc.†	10,100	271,791
CA, Inc.	15,900	294,627
Oracle Corp.†	36,800	652,464

		1,218,882

Finance-Other Services — 0.2%
CME Group, Inc.	300	62,433

Instruments-Controls — 0.3%
Mettler Toledo International, Inc.†	1,300	87,620

Insurance-Life/Health — 1.1%
AFLAC, Inc.	6,300	288,792

Internet Content-Information/News — 1.3%
HLTH Corp.†	33,900	354,594

Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	3,600	61,056

Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	7,000	312,690

Medical Instruments — 0.8%
Medtronic, Inc.	6,800	213,656

Medical Products — 3.2%
Baxter International, Inc.	1,700	91,103
Johnson & Johnson	9,000	538,470
Varian Medical Systems, Inc.†	6,500	227,760

		857,333

Medical-Biomedical/Gene — 3.5%
Biogen Idec, Inc.†	5,800	276,254
Genentech, Inc.†	2,800	232,148
Gilead Sciences, Inc.†	8,200	419,348

		927,750

Medical-Drugs — 5.3%
Abbott Laboratories	9,400	501,678
Bristol-Myers Squibb Co.	17,300	402,225
Eli Lilly & Co.	1,800	72,486
Endo Pharmaceuticals Holdings, Inc.†	3,200	82,816
Merck & Co., Inc.	3,700	112,480
Schering-Plough Corp.	13,100	223,093

		1,394,778

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	5,500	146,300

Metal-Copper — 0.2%
Southern Copper Corp.	3,700	59,422

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	2,600	66,586

Networking Products — 3.2%
Cisco Systems, Inc.†	35,800	583,540
Juniper Networks, Inc.†	15,200	266,152

		849,692

Oil & Gas Drilling — 0.8%
Noble Corp.	9,400	207,646

Oil Companies-Exploration & Production — 1.9%
Occidental Petroleum Corp.	8,500	509,915

Oil Companies-Integrated — 3.0%
Exxon Mobil Corp.	8,600	686,538
Hess Corp.	1,900	101,916

		788,454

Oil Field Machinery & Equipment — 1.2%
Cameron International Corp.†	4,600	94,300
National-Oilwell Varco, Inc. †	9,000	219,960

		314,260

Oil-Field Services — 2.6%
Baker Hughes, Inc.	2,700	86,589
Halliburton Co.	14,900	270,882
Schlumberger, Ltd.	7,800	330,174

		687,645

Pharmacy Services — 0.9%
Express Scripts, Inc.†	4,400	241,912

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	2,500	54,150

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	2,500	70,275

Retail-Discount — 1.8%
Wal-Mart Stores, Inc.	8,300	465,298

Retail-Drug Store — 1.1%
CVS Caremark Corp.	9,900	284,526

Retail-Office Supplies — 0.9%
Staples, Inc.	13,800	247,296

Retail-Restaurants — 2.4%
McDonald’s Corp.	6,200	385,578
Yum! Brands, Inc.	8,300	261,450

		647,028

Software Tools — 0.3%
VMware, Inc. Class A†	3,100	73,439

Steel-Producers — 0.3%
United States Steel Corp.	2,100	78,120

Telecommunication Equipment — 1.1%
Harris Corp.	7,400	281,570

Tobacco — 2.8%
Altria Group, Inc.	23,600	355,416
Lorillard, Inc.	7,100	400,085

		755,501

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	4,800	264,144

Web Portals/ISP — 2.1%
Google, Inc., Class A†	1,800	553,770

Wireless Equipment — 0.8%
QUALCOMM, Inc.	6,100	218,563

Total Long-Term Investment Securities (cost $26,272,032)		26,378,221

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposit — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09 (1) (cost $291,000)	$291,000	291,000

TOTAL INVESTMENTS (cost $26,563,032) (2)	100.5%	26,669,221
Liabilities in excess of other assets	(0.5)	(124,815)

NET ASSETS	100.0%	$26,544,406

†	Non-income producing security
(1)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 0.07%.
(2)	See Note 3 for cost of investment on a tax basis.

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(1)
COMMON STOCK — 83.8%
Australia — 0.4%
Felix Resources ,Ltd.	11,316	$70,309
Reject Shop, Ltd.	4,118	28,929
Sonic Healthcare, Ltd.	4,560	46,419
Tassal Group, Ltd.	36,863	52,357
Western Areas NL†	4,164	9,688

		207,702

Austria — 1.1%
Oesterreichische Post AG	18,029	605,486

Belgium — 0.3%
EVS Broadcast Equipment SA	4,188	149,314

Bermuda — 1.7%
Catlin Group, Ltd.	60,294	377,275
China Yurun Food Group, Ltd.	121,000	143,159
CNPC Hong Kong, Ltd.	120,000	37,590
Huabao International Holdings, Ltd.	145,000	95,344
Lancashire Holdings, Ltd.	44,018	270,018
Pacific Basin Shipping, Ltd.	59,000	27,121
Peace Mark Holdings, Ltd. (2)	8,000	1,549

		952,056

Cayman Islands — 0.6%
Agile Property Holdings, Ltd.	116,000	61,207
Anta Sports Products, Ltd.	134,000	61,427
China Mengniu Dairy Co., Ltd.	67,000	87,661
Li Ning Co., Ltd.	79,000	124,820

		335,115

China — 1.1%
AsiaInfo Holdings, Inc.†	21,100	249,824
Beijing Jingkelong Supermarket Chain Group Co., Ltd.	295,000	103,398
China National Materials Co., Ltd.†	294,000	178,433
Weichai Power Co., Ltd.	24,000	45,589
Wumart Stores, Inc.	85,000	63,476

		640,720

Denmark — 0.9%
East Asiatic Co., Ltd. A/S	8,178	277,989
Genmab A/S†	2,934	113,201
NeuroSearch A/S†	5,282	136,657

		527,847

Finland — 0.9%
Poyry Oyj	47,265	521,765

France — 5.2%
Faiveley SA	4,245	285,117
Guerbet SA	3,093	462,250
Ingenico SA	21,402	333,475
Rubis SA	9,933	625,724
Sechilienne SA	11,369	508,925
Sperian Protection SA	4,349	270,899
Virbac SA	5,656	455,763

		2,942,153

Germany — 4.9%
Fielmann AG	16,628	1,082,443
Rational AG	2,631	312,148
Software AG	7,670	433,011
Vossloh AG	8,322	937,037

		2,764,639

Greece — 1.0%
Sarantis SA	91,974	544,789

Hong Kong — 1.0%
China Everbright International, Ltd.	926,000	172,744
China Green Holdings, Ltd.	179,000	143,081
Dah Sing Banking Group, Ltd.	118,400	85,537
Denway Motors, Ltd.	468,000	146,764
Hysan Development Co., Ltd.	30,000	48,719

		596,845

Indonesia — 0.3%
PT Indofood Sukses Makmur Tbk	1,202,500	107,709
PT United Tractors Tbk	144,666	60,105

		167,814

Ireland — 0.5%
Origin Enterprises PLC†	132,647	267,359

Italy — 2.4%
Ansaldo STS SpA	62,697	883,365
DiaSorin SpA	22,737	452,068

		1,335,433

Japan — 30.2%
Acrodea, Inc.†	90	116,574
Ain Pharmaciez, Inc.	21,400	473,660
Alpha Systems, Inc.	13,200	345,506
Axell Corp.	219	744,093
Benefit One Inc.	257	212,824
Chugoku Marine Paints, Ltd.	58,000	426,193
CMIC Co., Ltd.	100	25,155
Credit Saison Co., Ltd.	13,300	183,625
Dai-ichi Seiko Co., Ltd.	18,300	248,411
Daiseki Co., Ltd.	4,100	77,698
Dena Co., Ltd.	115	369,703
Disco Corp.	11,100	228,830
Don Quijote Co., Ltd.	20,400	406,406
en-japan, Inc.	283	186,795
EPS Co., Ltd.	109	470,356
Foster Electric Co., Ltd.	26,000	201,731
FP Corp.	27,900	1,388,403
Funai Electric Co., Ltd.	15,500	320,660
Harmonic Drive Systems, Inc.	13	21,991
Hisamitsu Pharmaceutical Co., Inc.	9,600	391,938
Hitachi Koki Co., Ltd.	6,000	50,410
Intage, Inc.	19,600	305,864
Iriso Electronics Co., Ltd.	8,300	45,146
Kakaku.com, Inc.	21	81,451
Koito Manufacturing Co., Ltd.	61,000	377,135
Kokusai Co., Ltd.	20,400	79,128
Kura Corp.	25	45,699
MACROMILL, Inc.	202	245,617
Mani, Inc.	8,100	486,856
Mars Engineering Corporation	17,700	598,190
Moshi Moshi Hotline, Inc.	24,600	660,515
Nichi-iko Pharmaceutical Co., Ltd.	15,300	476,152
Nishimatsuya Chain Co., Ltd.	85,400	780,677
Oenon Holdings, Inc.	54,000	178,032
OPTEX Co., Ltd.	20,800	187,134
Osaka Securities Exchange Co., Ltd.	90	400,140
Otsuka Corp.	12,700	576,249
OUTSOURCING, Inc.	276	55,277
Proto Corp.†	9,200	197,342
Roland DG Corp.	29,300	438,600
Shimano, Inc.	2,200	88,146
Sintokogio, Ltd.	60,700	415,274
Software Service, Inc.	16,100	111,480
Sysmex Corp.	8,000	293,712
The Hiroshima Bank, Ltd.	38,000	166,572
Toho Pharmaceutical Co., Ltd.	50,300	697,378
Token Corp.	14,870	406,281
Union Tool Co.	8,400	191,783
USS Co., Ltd.	9,380	496,295
Village Vanguard Co., Ltd.	145	450,117
VSN, Inc.	17,800	180,798
Works Applications Co., Ltd.	462	277,104
Yamaguchi Financial Group, Inc.	22,000	247,225

		17,128,331

Malaysia — 0.3%
Berjaya Sports Toto Berhad	49,600	68,809
IJM Corp. Bhd	57,400	46,775
Sarawak Energy Bhd	72,400	48,576

		164,160

Netherlands — 0.5%
Smit Internationale NV	6,051	297,555

New Zealand — 0.1%
Nufarm, Ltd.	9,017	66,456

Singapore — 0.3%
Epure International, Ltd.	423,000	72,605
Hyflux, Ltd.	30,000	37,584
Yanlord Land Group	135,000	84,779

		194,968

South Korea — 2.7%
Bukwang Pharmaceutical Co., Ltd.	9,190	131,418
Cheil Industries, Inc.	6,350	206,462
CJ Internet Corp.	5,940	58,938
Hansol Paper Co., Ltd.†	17,480	145,497
Hyundai DSF Co., Ltd.	5,560	27,471
JVM Co., Ltd.	2,683	24,936
Korean Reinsurance Co.	23,580	205,026
LG Dacom Corp.	5,380	86,124
LG Household & Health Care, Ltd.	909	138,098
SODIFF Advanced Materials Co., Ltd.	4,201	184,723
Taewoong Co., Ltd.	4,115	255,156
Taeyoung Engineering & Construction	13,800	48,065

		1,511,914

Spain — 3.4%
Ebro Puleva SA	39,569	542,741
Prosegur Cia de Seguridad SA	20,835	690,423
Viscofan SA	34,866	684,951

		1,918,115

Sweden — 2.4%
Betsson AB	38,129	333,588
Elekta AB, Series B	38,720	383,390
Intrum Justitia AB	63,645	640,612

		1,357,590

Switzerland — 1.2%
Acino Holding AG	1,391	301,891
Basilea Pharmaceutica AG†	2,902	409,472

		711,363

Taiwan — 0.3%
Far Eastern Department Stores, Ltd.	63,000	35,955
Far EasTone Telecommunications Co., Ltd.	70,000	79,912
L&K Engineering Co., Ltd.	58,000	30,121
Simplo Technology Co., Ltd.	17,000	41,480

		187,468

Thailand — 0.1%
Tata Steel Thailand PCL (2)	1,666,600	64,690

United Kingdom — 20.0%
Amlin PLC	103,693	539,271
Arriva PLC	86,813	754,685
Chemring Group PLC	17,849	502,558
Chloride Group PLC	256,357	533,962
Connaught PLC	147,716	742,454
Croda International PLC	83,994	630,812
eaga PLC	239,582	501,414
Halma PLC	223,952	656,292
IG Group Holdings PLC	223,111	825,587
Lamprell PLC	116,660	197,932
Mears Group PLC	69,249	263,423
Micro Focus International PLC	139,722	569,179
Northumbrian Water Group PLC	194,426	663,748
PayPoint PLC	62,006	449,230
PV Crystalox Solar PLC†	206,943	298,878
PZ Cussons PLC	249,760	585,071
QinetiQ PLC	250,336	574,580
Rotork PLC	22,781	260,345
Ultra Electronics Holdings PLC	29,118	476,516
VT Group PLC	120,952	974,240
WH Smith PLC	66,353	343,610

		11,343,787

Total Common Stock (cost $50,761,251)		47,505,434

WARRANTS — 0.0%
Malaysia — 0.0%
IJM Land Bhd Expires 09/13/2011 (Strike price $1.35) (cost $0)†	5,740	315

EXCHANGE TRADED FUNDS — 8.9%
Japan — 2.1%
iShares MSCI AC Far East ex-Japan SmallCap	20,482	250,085
iShares MSCI Japan Small Cap Index Fund	23,800	950,810

		1,200,895

France — 2.1%
Lyxor ETF MSCI EMU Small Cap	8,865	1,182,741

United States — 4.7%
SPDR S&P International Small-Cap ETF	141,530	2,631,043

Total Exchange Traded Funds (cost $4,801,270)		5,014,679

Total Long-Term Investment Securities (cost $55,562,521)		52,520,428

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Time Deposit-7.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09 (cost $4,034,000)	$4,034,000	4,034,000

TOTAL INVESTMENTS (cost $59,596,521) (3)	99.8%	56,554,428
Other assets less liabilities	0.2	123,579

NET ASSETS	100.0%	$56,678,007

†	Non-income producing security
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at December 31, 2008. At December 31, 2008 the aggregate value of these securities was $46,177,914 representing 81.5% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; See Note 1.
(3)	See Note 3 for cost of investment on a tax basis.

ETF – Exchange Traded Fund

Industry Allocation*
Index Fund-Small Cap	8.8%
Time Deposit	7.1
Medical-Drugs	2.9
Containers-Paper/Plastic	2.4
Transport-Services	2.4
Cosmetics & Toiletries	2.2
Electric Products-Misc.	2.2
Food-Misc.	2.1
Insurance-Property/Casualty	2.1
Gambling (Non-Hotel)	2.0
Retail-Misc./Diversified	1.9
Finance-Other Services	1.8
Energy-Alternate Sources	1.8
Building-Maintance & Services	1.8
Enterprise Software/Service	1.8
Shipbuilding	1.7
Computers-Integrated Systems	1.6
Transport-Rail	1.6
Consulting Services	1.5
Retail-Bookstores	1.4
Retail-Apparel/Shoe	1.4
Electronic Components-Semiconductors	1.3
Electronic Measurement Instruments	1.3
Medical-Wholesale Drug Distribution	1.2
Chemicals-Diversified	1.2
Security Services	1.2
Electronic Components-Misc.	1.2
Medical Instruments	1.2
Water	1.2
Direct Marketing	1.2
Retail-Petroleum Products	1.1
Casino Services	1.1
Miscellaneous Manufacturing	1.0
Research & Development	1.0
E-Commerce/Services	1.0
Sugar	1.0
Power Converter/Supply Equipment	0.9
Medical-Biomedical/Gene	0.9
Banks-Commercial	0.9
Retail-Automobile	0.9
Medical Products	0.9
Advanced Materials	0.9
Electronics-Military	0.8
Medical Labs & Testing Services	0.8
Medical Imaging Systems	0.8
Veterinary Products	0.8
Diagnostic Kits	0.8
Diversified Financial Services	0.8
Computers-Periphery Equipment	0.8
Machinery-General Industrial	0.8
Retail-Discount	0.8
Coatings/Paint	0.8
Machinery-Electrical	0.7
Agricultural Operations	0.7
Building-Residential/Commercial	0.7
Applications Software	0.7
Auto/Truck Parts & Equipment-Original	0.7
Real Estate Operations & Development	0.6
Commercial Services	0.6
Communications Software	0.6
Transport-Marine	0.6
Appliances	0.5
Medical-Generic Drugs	0.5
Electronic Connectors	0.5
Internet Content-Information/News	0.5
Instruments-Controls	0.5
Metal Processors & Fabrication	0.4
Internet Infrastructure Software	0.4
E-Services/Consulting	0.4
Machinery-Construction & Mining	0.4
Diversified Manufacturing Operations	0.4
Insurance-Reinsurance	0.4
Audio/Video Products	0.4
Oil-Field Services	0.3
Finance-Credit Card	0.3
Human Resources	0.3
Beverages-Wine/Spirits	0.3
Industrial Audio & Video Products	0.3
Auto-Cars/Light Trucks	0.3
Paper & Related Products	0.3
Athletic Footwear	0.2
Medical Information Systems	0.2
Water Treatment Systems	0.2
Food-Retail	0.2
Chemicals-Specialty	0.2
Bicycle Manufacturing	0.2
Food-Dairy Products	0.2
Web Portals/ISP	0.2
Cellular Telecom	0.1
Building & Construction-Misc.	0.1
Coal	0.1
Lottery Services	0.1
Steel-Specialty	0.1
Retail-Hypermarkets	0.1
Retail-Regional Department Stores	0.1
Footwear & Related Apparel	0.1
Motion Pictures & Services	0.1
Fisheries	0.1
Tools-Hand Held	0.1
Electric-Generation	0.1
Building-Heavy Construction	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail-Restaurants	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Batteries/Battery Systems	0.1
Oil Companies-Exploration & Production	0.1

99.8%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2008:

	Blue Chip Growth Fund		Growth Opportunities Fund		New Century Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$33,888,877	$—	$19,738,647	$—	$31,545,021	$—
Level 2 – Other Significant Observable Inputs	2,291,000	—	5,178,000	—	4,865,000	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—	—

Total	$36,179,877	$—	$24,916,647	$—	$36,410,021	$—

	Growth and Income Fund		Balanced Assets Fund		International Equity Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$51,932,030	$—	$55,914,597	$—	$5,921,237	$—
Level 2 – Other Significant Observable Inputs	3,054,000	—	33,806,103	—	41,166,604	—
Level 3 – Significant Unobservable Inputs	—	—	550,733	—	1,001,426	—

Total	$54,986,030	$—	$90,271,433	$—	$48,089,267	$—

	Value Fund		Disciplined Growth Fund		International Small-Cap Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$103,413,164	$—	$26,378,221	$—	$6,276,270	$—
Level 2 – Other Significant Observable Inputs	6,880,000	—	291,000	—	50,276,609	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	1,549	—

Total	$110,293,164	$—	$26,669,221	$—	$56,554,428	$—

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balanced Assets Fund		International Equity Fund		International Small Cap Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 9/30/2008	$—	$—	$154,511	$—	$11,586	$—
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	—	(139,353)	—	(40,140)	—
Change in unrealized appreciation(depreciation)	(102,115)	—	27,747	—	30,247	—
Net purchases (sales)	13,275	—	483,601	—	(144)	—
Transfers in and/or out of Level 3	639,573	—	474,920	—	—	—

Balance as of 12/31/2008	$550,733	$—	$1,001,426	$—	$1,549	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2. Repurchase Agreements

As of December 31, 2008, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Interest	Principal Amount
Growth Opportunities	0.14%	281,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2008, bearing interest at a rate of 0.02% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,222 and a maturity date of January 2, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/15	$200,000,000	$204,000,018

Note 3. Federal Income Taxes

As of December 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Cost (tax basis)	$46,783,789	$25,869,170	$36,827,691	$66,167,001	$106,966,267

Appreciation	726,513	1,206,771	1,623,810	879,127	2,110,768
Depreciation	(11,330,425)	(2,159,294)	(2,041,480)	(12,060,098)	(18,805,602)

Net unrealized appreciation (depreciation)	$(10,603,912)	$(952,523)	$(417,670)	$(11,180,971)	$(16,694,834)

	International Equity Fund	Value Fund	Disciplined Growth Fund	International Small-Cap Fund
Cost (tax basis)	$55,957,914	$131,834,514	$28,291,964	$59,702,789

Appreciation	2,725,298	2,424,377	573,091	3,249,779
Depreciation	(8,909,516)	(23,965,727)	(2,195,834)	(6,398,140)

Net unrealized appreciation (depreciation)	$(6,184,218)	$(21,541,350)	$(1,622,743)	$(3,148,361)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 27, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	February 27, 2009